UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06114

Cavanal Hill Funds
(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 762-7085

Date of fiscal year end: 8/31

Date of reporting period: 05/31/14

Item 1. Schedule of Investments.

CAVANAL HILL FUNDS
U.S. Treasury Fund

Schedule of Portfolio Investments
May 31, 2014
(Unaudited)

Principal Amount	Security Description	Amortized Cost

U.S. Treasury Obligations (31.5%)
U.S. Treasury Bills
$20,000,000	0.02%, 6/5/14 (a)	$19,999,967
60,000,000	0.03%, 6/19/14 (a)	59,998,871
		79,998,838
U.S. Treasury Notes
20,000,000	0.25%, 12/15/14	20,013,607
20,000,000	0.25%, 1/15/15	20,010,139
5,000,000	0.25%, 1/31/15	5,002,955
10,000,000	0.25%, 5/15/15	10,013,167
10,000,000	0.38%, 11/15/14	10,011,839
5,000,000	0.38%, 3/15/15	5,008,191
10,000,000	0.38%, 4/15/15	10,018,987
15,000,000	0.38%, 6/15/15	15,042,000
5,000,000	0.63%, 7/15/14	5,002,551
13,000,000	0.75%, 6/15/14	13,002,979
15,000,000	2.13%, 11/30/14	15,147,188
10,000,000	2.13%, 5/31/15	10,200,102
25,000,000	2.38%, 8/31/14	25,137,838
10,000,000	2.38%, 9/30/14	10,073,333
15,000,000	2.38%, 2/28/15	15,246,319
10,000,000	2.50%, 3/31/15	10,197,014
5,000,000	2.63%, 6/30/14	5,009,782
10,000,000	2.63%, 7/31/14	10,040,317
15,000,000	4.13%, 5/15/15	15,573,213
10,000,000	4.25%, 8/15/14	10,083,822
10,000,000	4.25%, 11/15/14	10,187,443
		250,022,786
Total U.S. Treasury Obligations		330,021,624
Repurchase Agreements (67.9%)
130,000,000	Bank of Montreal, 0.05%, 6/2/14, (Purchased on 5/31/14 proceeds at maturity $130,000,542, collateralized by various U.S. Treasury Obligations, (0.00% - 3.75%), (7/31/14 - 5/15/24), fair value $132,600,010)	130,000,000
222,500,000	Credit Agricole CIB, 0.06%, 6/2/14, (Purchased on 5/31/14 proceeds at maturity $222,501,113, collateralized by various U.S. Treasury Notes, (1.00% - 3.00%), (2/28/17 - 8/31/19), fair value $227,102,725)	222,500,000
20,000,000	Goldman Sachs & Co., 0.01%, 6/2/14, (Purchased on 5/31/14 proceeds at maturity $20,000,017, collateralized by various U.S. Treasury Notes, (0.88% - 7.5%), (8/31/14 - 8/15/21), fair value $20,400,050)	20,000,000
183,000,000	RBC Capital Markets, LLC, 0.03%, 6/2/14, (Purchased on 5/31/14 proceeds at maturity $183,000,458, collateralized by various U.S. Treasury Obligations, (0.00% - 8.13%), (6/12/14 - 5/15/44), fair value $186,660,015)	183,000,000

Principal Amount	Security Description	Amortized Cost
Repurchase Agreements, continued:
$155,000,000	SG Americas Securities LLC, 0.05%, 6/2/14, (Purchased on 5/31/14 proceeds at maturity $155,000,646, collateralized by various U.S. Treasury Obligations, (0.00% - 8.88%), (5/31/14 - 5/15/30), fair value $158,100,011)	$155,000,000
Total Repurchase Agreements		710,500,000

Total Investments (Cost $1,040,521,624) (b) — 99.4%		1,040,521,624
Other assets in excess of liabilities — 0.6%		6,134,865
Net Assets — 100.0%		$1,046,656,489

(a)	Rate represents the effective yield at purchase.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Cash Management Fund

Schedule of Portfolio Investments

May 31, 2014
(Unaudited)

Principal Amount	Security Description	Amortized Cost

Certificates of Deposit (9.6%)
$25,000,000	BNP Paribas NY, 0.17%, 6/16/14	$25,000,000
20,000,000	Rabobank Nederland NV NY, 0.27%, 2/26/15 (a)	20,000,000
30,000,000	Svenska Handelsbanken NY, 0.20%, 10/21/14	30,000,591
10,000,000	Toronto Dominion Bank NY, 0.17%, 11/18/14	10,000,000
15,000,000	Toronto Dominion Bank NY, 0.25%, 12/1/14	15,000,000
5,000,000	Toronto Dominion Bank NY, 0.30%, 6/5/14	5,000,000
Total Certificates of Deposit		105,000,591
Commercial Paper (31.6%)
Banking (13.8%)
$30,000,000	Australia & New Zealand Banking Group, 0.14%, 7/11/14 (b)(c)	29,995,333
30,000,000	National Australia Funding, 0.16%, 11/20/14 (b)(c)	29,977,067
30,000,000	Nordea Bank AB, 0.22%, 6/3/14 (b)(c)	29,999,643
10,000,000	Rabobank USA Finance Corp., 0.21%, 10/1/14 (b)	9,992,883
20,000,000	USAA Capital Corp., 0.06%, 6/3/14 (b)	19,999,933
10,000,000	Westpac Banking Corp., 0.18%, 9/26/14 (b)	9,994,150
20,000,000	Westpac Banking Corp., 0.30%, 12/29/14 (b)	19,964,833
		149,923,842
Beverages (2.7%)
15,000,000	Coca-Cola Co., 0.17%, 9/10/14 (b)(c)	14,992,846
15,000,000	Coca-Cola Co., 0.19%, 9/5/14 (b)(c)	14,992,400
		29,985,246
Consumer Products (0.7%)
$7,500,000	Procter & Gamble Co., 0.10%, 7/8/14 (b)	7,499,229
Diversified Manufacturing Operations (2.7%)
$30,000,000	Total Capital Canada, Ltd., 0.11%, 6/26/14 (b)(c)	29,997,708
Food-Miscellaneous/Diversified (2.7%)
$30,000,000	Nestle Capital Corp., 0.17%, 9/11/14 (b)(c)	29,985,550
Industrial Conglomerates (3.6%)
13,000,000	3M Co., 0.06%, 6/16/14 (b)(c)	12,999,675
25,000,000	Siemens Capital Co. LLC, 0.07%, 6/30/14 (b)	24,998,590
		37,998,265
IT Services (2.7%)
$30,000,000	IBM Corp., 0.08%, 6/30/14 (b)	29,998,067
Retail (2.7%)
$30,000,000	Wal-Mart Stores, Inc., 0.09%, 7/29/14 (b)	29,995,650
Total Commercial Paper		345,383,557
U.S. Government Agency Securities (17.6%)
Fannie Mae
15,000,000	0.00%, 7/7/14	14,999,100

Principal Amount	Security Description	Amortized Cost
U.S. Government Agency Securities, continued:
Federal Home Loan Bank
$10,000,000	0.08%, 8/22/14 (a)	$10,000,000
5,000,000	0.09%, 8/21/14 (a)	5,000,000
5,000,000	0.09%, 11/26/14 (a)	4,999,878
10,000,000	0.09%, 3/20/15 (a)	10,000,000
10,000,000	0.09%, 5/20/15 (a)	10,000,000
15,000,000	0.12%, 5/8/15	14,999,811
10,000,000	0.16%, 10/10/14	9,999,921
10,000,000	0.20%, 12/30/14, Callable 9/19/14 @ 100*	10,000,000
15,000,000	0.20%, 1/2/15, Callable 6/30/14 @ 100*	15,000,099
15,000,000	0.20%, 4/24/15, Callable 9/26/14 @ 100*	15,000,000
15,000,000	0.21%, 1/20/15, Callable 9/30/14 @ 100*	15,000,000
		119,999,709
Federal Home Loan Mortgage Corp.
30,000,000	Series RB, 0.11%, 9/4/14 (b)	29,991,687
10,000,000	0.12%, 9/3/14 (b)	9,996,866
16,898,000	3.00%, 7/28/14	16,971,513
		56,960,066
Total U.S. Government Agency Securities		191,958,875
U.S. Treasury Obligations (4.6%)
U.S. Treasury Bills
50,000,000	0.03%, 6/19/14 (b)	49,999,238
Total U.S. Treasury Obligations		49,999,238
Repurchase Agreements (35.0%)
65,000,000	Bank of Montreal, 0.05%, 6/2/14, (Purchased on 5/31/14, proceeds at maturity $65,000,271, collateralized by various U.S. Treasury Notes, (0.00% - 4.25%), (11/15/14 - 2/15/44), fair value $66,300,095)	65,000,000
130,000,000	Credit Agricole CIB, 0.06%, 6/2/14, (Purchased on 5/31/14, proceeds at maturity $130,000,650, collateralized by U.S. Treasury Notes, (3.00%), (2/28/17), fair value $132,600,027)	130,000,000
50,000,000	Goldman Sachs & Co., 0.04%, 6/2/14, (Purchased on 5/31/14, proceeds at maturity $50,000,167, collateralized by various U.S. Government Agency Obligations, (0.86% - 6.00%), (2/22/17 - 4/18/36), fair value $51,000,611)	50,000,000
50,000,000	RBC Capital Markets LLC, 0.04%, 6/2/14, (Purchased on 5/31/14, proceeds at maturity $50,000,167, collateralized by various U.S. Government Agency Obligations, (0.00% - 5.38%), (6/18/14 - 9/27/32), fair value $51,000,847)	50,000,000
88,000,000	Wells Fargo Securities LLC, 0.07%, 6/2/14, (Purchased on 5/31/14, proceeds at maturity $88,000,513, collateralized by various U.S. Government Agency Obligations, (0.00% - 9.80%), (6/17/14 - 7/15/37), fair value $89,746,130)	88,000,000
Total Repurchase Agreements		383,000,000

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Cash Management Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

Principal Amount	Security Description	Amortized Cost or Value
Time Deposit (1.6%)
$17,158,016	Royal Bank of Canada, Toronto, 0.05%, 6/2/14	$17,158,016
Total Time Deposit		17,158,016

Total Investments (Cost $1,092,500,277) (d) — 100.0%		1,092,500,277
Other assets in excess of liabilities — 0.0%		386,071
Net Assets — 100.0%		$1,092,886,348

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2014.
(b)	Rate represents the effective yield at purchase.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Cost and value for federal income tax and financial reporting purposes are the same.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds (85.2%)
Variable Rate Demand Notes (81.1%)
Alaska (2.0%)
$5,000,000	Valdez Alaska Marine Terminal Revenue, 0.06%, next reset date 6/1/14, final maturity 12/1/33(a)	$5,000,000
Colorado (2.0%)
5,000,000	Castle Rock Colorado Certificate of Participation, 0.09%, next reset date 6/7/14, final maturity 9/1/37, Enhanced by: LOC(a)	5,000,000
Florida (1.8%)
4,590,000	Orange County Florida Housing Financial Authority Multifamily Revenue, 0.10%, next reset date 6/7/14, final maturity 8/15/35, Enhanced by: LOC, AMT(a)	4,590,000
Georgia (4.4%)
11,000,000	Georgia Private Colleges & Universities Authority Revenue, 0.03%, next reset date 6/7/14, final maturity 9/1/35(a)	11,000,000
Illinois (3.3%)
8,200,000	Cook County Illinois Revenue, 0.06%, next reset date 6/7/14, final maturity 5/1/35, Enhanced by: LOC(a)	8,200,000
Indiana (8.9%)
11,110,000	Indiana Municipal Power Agency Revenue, 0.07%, next reset date 6/7/14, final maturity 1/1/18, Enhanced by: LOC(a)	11,110,000
10,900,000	Indiana State Financial Authority Hospital Revenue, 0.05%, next reset date 6/7/14, final maturity 3/1/33, Enhanced by: LOC(a)	10,900,000
		22,010,000
Kentucky (1.4%)
3,600,000	Jeffersontown Kentucky Lease Program Revenue, 0.08%, next reset date 6/7/14, final maturity 3/1/30, Enhanced by: LOC(a)	3,600,000
Mississippi (8.5%)
10,000,000	Jackson County Mississippi Pollution Control Revenue, 0.06%, next reset date 6/1/14, final maturity 6/1/23(a)	10,000,000
11,000,000	Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue, Chevron U.S.A., Inc., 0.05%, next reset date 6/7/14, final maturity 12/1/30, Insured by: GTY(a)	11,000,000
		21,000,000
Missouri (3.7%)
9,265,000	Jackson County Missouri Industrial Development Authority Recreational Facilities Revenue, 0.08%, next reset date 6/7/14, final maturity 11/1/18, Enhanced by: LOC(a)	9,265,000

Shares or Principal Amount	Security Description	Amortized Cost or Value
Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
North Carolina (5.8%)
$8,000,000	Charlotte-Mecklenburg North Carolina Hospital Authority Health Care System Revenue, 0.04%, next reset date 6/7/14, final maturity 1/15/44, Insured by: AGM(a)	$8,000,000
6,400,000	North Carolina State Medical Care Commission Health Care Facilities Revenue, 0.06%, next reset date 6/7/14, final maturity 10/1/38, Enhanced by: LOC(a)	6,400,000
		14,400,000
Pennsylvania (9.8%)
10,700,000	Delaware River Port Authority Pennsylvania & New Jersey Revenue, 0.04%, next reset date 6/7/14, final maturity 1/1/26, Enhanced by: LOC(a)	10,700,000
4,400,000	Emmaus Pennsylvania General Authority Revenue, 0.08%, next reset date 6/7/14, final maturity 3/1/24, Enhanced by: LOC(a)	4,400,000
9,000,000	Philadelphia PA, 0.05%, next reset date 6/7/14, final maturity 8/1/31, Enhanced by: LOC(a)	9,000,000
		24,100,000
South Carolina (4.3%)
4,290,000	South Carolina Jobs - Economic Development Authority Student Housing Revenue, 0.08%, next reset date 6/7/14, final maturity 3/1/27, Enhanced by: LOC(a)	4,290,000
6,545,000	South Carolina Jobs - Economic Development Authority Student Housing Revenue, 0.08%, next reset date 6/7/14, final maturity 11/1/25, Enhanced by: LOC(a)	6,545,000
		10,835,000
Tennessee (3.7%)
9,235,000	Montgomery County Tennessee Public Building Pooled Authority Revenue, 0.09%, next reset date 6/7/14, final maturity 11/1/27, Enhanced by: LOC(a)	9,235,000
Texas (6.7%)
9,600,000	Austin Texas Hotel Occupancy Tax Revenue, 0.05%, next reset date 6/7/14, final maturity 11/15/29, Enhanced by: LOC(a)	9,600,000
7,000,000	Tarrant County Texas Cultural Educational Facilities Finance Corp. Hospital Revenue, 0.06%, next reset date 6/7/14, final maturity 11/15/50, Enhanced by: LOC(a)	7,000,000
		16,600,000

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value
Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Virginia (5.8%)
$8,400,000	Hanover County Virginia Economic Development Authority Revenue, 0.08%, next reset date 6/7/14, final maturity 11/1/25, Enhanced by: LOC(a)	$8,400,000
6,000,000	Virginia Small Business Financing Authority Revenue, 0.06%, next reset date 6/7/14, final maturity 8/1/35, Enhanced by: LOC(a)	6,000,000
		14,400,000
Wisconsin (5.0%)
5,860,000	Milwaukee Wisconsin Redevelopment Authority Redevelopment Lease Revenue, 0.06%, next reset date 6/7/14, final maturity 9/1/40, Enhanced by: LOC(a)	5,860,000
6,530,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.06%, next reset date 6/7/14, final maturity 3/1/36, Enhanced by: LOC(a)	6,530,000
		12,390,000
Wyoming (4.0%)
10,000,000	Sweetwater County Wyoming Pollution Control Revenue, 0.06%, next reset date 6/7/14, final maturity 7/1/15, Enhanced by: LOC(a)	10,000,000
Total Variable Rate Demand Notes		201,625,000
Fixed Rate Municipal Bonds (4.1%)
Texas (4.1%)
10,000,000	Texas State Revenue, 2.00%, final maturity 8/28/14	10,043,289
Total Fixed Rate Municipal Bonds		10,043,289
Total Municipal Bonds		211,668,289
Municipal Commercial Paper (12.6%)
Arizona (4.2%)
10,400,000	Phoenix Civic Improvement Corp., 0.10%, final maturity 8/14/14, Enhanced by: LOC	10,400,000
Illinois (4.4%)
11,000,000	Illinois Educational Facilities Authority Revenue, 0.09%, final maturity 9/8/14	11,000,000
Virginia (4.0%)
10,000,000	Peninsula Ports Authority of Virginia Revenue, 0.10%, final maturity 7/21/14, Enhanced by: LOC	10,000,000
Total Municipal Commercial Paper		31,400,000
Investment Companies (2.1%)
5,201,292	Goldman Sachs Financial Square Funds-Tax Free Money Market Fund, 0.01%(b)	5,201,292
86,756	SEI Tax-Exempt Trust Institutional Tax Free Fund, Class A, 0.02%(b)	86,756
Total Investment Companies		5,288,048

Total Investments (Cost $248,356,337) (c) — 99.9%		248,356,337
Other assets in excess of liabilities — 0.1%		158,493
Net Assets — 100.0%		$248,514,830

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2014. The Fund has the option to put (sell) the security back to the issuer's agent on the next and subsequent reset dates.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2014.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
GTY	Guarantor Agreement
LOC	Letter of Credit

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds (96.5%)
Arizona (4.2%)
$650,000	Arizona Water Infrastructure Finance Authority Revenue, Series A, 5.00%, 10/1/25, Continuously Callable @ 100	$721,305
750,000	Chandler Arizona, GO, 4.00%, 7/1/24, Callable 7/1/18 @ 100*	808,410
		1,529,715
California (0.2%)
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Continuously Callable @ 100, Insured by: NATL-RE	80,131
Colorado (2.6%)
750,000	Douglas County Colorado School District No. RE-1 Douglas & Elbert Counties, GO, 5.25%, 12/15/24, Insured by: State Aid Withholding	940,432
Florida (2.1%)
700,000	Sarasota County Florida Utility System Revenue, Series A, 5.00%, 10/1/25, Callable 10/1/15 @ 100, Insured by: NATL-RE, AGC, FGIC*	738,472
Georgia (1.1%)
350,000	Georgia State, GO, Series B, 5.00%, 1/1/24, Callable 1/1/19 @ 100*	408,489
Hawaii (2.3%)
750,000	Honolulu Hawaii City & County, GO, Series A, 5.00%, 7/1/23, Callable 7/1/17 @ 100, Insured by: AGM*	845,242
Illinois (3.6%)
215,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: FSA	243,468
285,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: AGM, ETM	339,424
10,000	Williamson County Illinois Community High School District No. 210 Lincoln-Way School Building, GO, 5.00%, 1/1/17, Insured by: NATL-RE, FGIC	10,990
660,000	Williamson County Illinois Community High School District No. 210 Lincoln-Way School Building, GO, 5.00%, 1/1/17, Insured by: NATL-RE, FGIC, ETM	735,352
		1,329,234
Indiana (3.5%)
390,000	Bartholomew County Indiana Building Corp. Revenue, 4.25%, 7/15/14	391,833
305,000	Bartholomew County Indiana Building Corp. Revenue, 4.25%, 7/15/15	317,978

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Indiana, continued:
$500,000	Wayne Township Indiana Marion County School Building Corp. Revenue, 5.00%, 7/15/26, Continuously Callable @ 100, Insured by: NATL-RE, FGIC, State Aid Withholding	$547,455
		1,257,266
Iowa (4.3%)
720,000	Bettendorf Iowa, GO, Series A, 4.00%, 6/1/22, Callable 6/1/19 @ 100*	785,635
805,000	Davenport Iowa, GO, Series A, 4.38%, 6/1/20, Callable 6/1/14 @ 100, Insured by: NATL-RE, FGIC*	805,097
		1,590,732
Kansas (1.9%)
700,000	Topeka Kansas Utility Revenue, Series A, 4.38%, 8/1/23, Continuously Callable @ 101, Insured by: NATL-RE	711,732
Maryland (1.7%)
550,000	Maryland State, GO, 5.00%, 3/15/20, Callable 3/15/17 @ 100*	618,156
Massachusetts (1.8%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: NATL-RE	679,399
Minnesota (2.2%)
750,000	Minnesota State, GO, Series A, 4.00%, 12/1/24, Callable 12/1/19 @ 100*	818,723
New York (0.0%)
15,000	New York City Transit Authority Revenue, 5.40%, 1/1/18, Insured by: AGM, ETM	16,308
North Carolina (2.2%)
750,000	Guilford County North Carolina, GO, Series A, 4.00%, 2/1/24, Callable 2/1/19 @ 100*	811,020
Oregon (2.3%)
750,000	Washington County Oregon, GO, 5.00%, 6/1/24, Callable 6/1/16 @ 100*	831,254
Pennsylvania (6.7%)
750,000	Central Bucks Pennsylvania School District, GO, 5.00%, 5/15/24, Callable 5/15/18 @ 100, Insured by: State Aid Withholding*	870,938
645,000	Mount Lebanon Pennsylvania School District, GO, Series A, 5.00%, 2/15/25, Callable 2/15/19 @ 100, Insured by: State Aid Withholding*	743,066
750,000	Upper Dublin Pennsylvania School District, GO, 4.75%, 11/15/23, Callable 5/15/19 @ 100, Insured by: State Aid Withholding*	834,383
		2,448,387
South Carolina (2.3%)
775,000	South Carolina State, GO, Series A66, 4.00%, 4/1/24, Continuously Callable @ 100	838,836

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Tennessee (2.2%)
$750,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Callable 4/1/19 @ 100*	$803,055
Texas (30.8%)
300,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Continuously Callable @ 100	339,717
610,000	Frisco Texas Independent School District, GO, Series A, 4.00%, 8/15/24, Continuously Callable @ 100	652,798
700,000	Goose Creek Texas Consolidated Independent School District, GO, 4.50%, 2/15/28, Callable 2/15/15 @ 100, Insured by: NATL-RE, FGIC, PSF-GTD*	713,020
750,000	Harris County Texas, GO, Series B, 5.00%, 10/1/24, Callable 10/1/14 @ 100*	762,165
500,000	Houston Texas Community College, GO, 5.00%, 2/15/37, Continuously Callable @ 100	531,850
625,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Continuously Callable @ 100, Insured by: AGM	701,356
640,000	Kyle Texas, GO, 4.00%, 2/15/22, Continuously Callable @ 100, Insured by: GTY	690,611
750,000	Lewisville Texas Independent School District, GO, 5.00%, 8/15/21, Callable 2/15/19 @ 100*	880,012
500,000	Liberty Hill Texas Independent School District, GO, 5.00%, 8/1/35, Continuously Callable @ 100, Insured by: PSF-GTD	552,980
135,000	Midlothian Texas Independent School District, GO, 5.00%, 2/15/34, Continuously Callable @ 100, Insured by: PSF-GTD	137,996
365,000	Midlothian Texas Independent School District, GO, 5.00%, 2/15/34, Continuously Callable @ 100, Insured by: PSF-GTD	377,122
500,000	San Marcos Texas Tax & Toll Revenue, GO, 5.00%, 8/15/26, Callable 8/15/17 @ 100, Insured by: AGM*	557,070
500,000	Spring Texas Independent School District, GO, 5.00%, 8/15/27, Continuously Callable @ 100, Insured by: PSF-GTD	569,170
575,000	Texas State, GO, 4.50%, 4/1/33, Continuously Callable @ 100	613,790
450,000	Waller Texas Independent School District, GO, 5.50%, 2/15/28, Callable 2/15/18 @ 100, Insured by: PSF-GTD*	511,587
750,000	Williamson County Texas Pass-Through Toll Bond, GO, 5.00%, 2/15/21, Callable 2/15/19 @ 100*	869,564

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Texas, continued:
$640,000	Wylie Texas, GO, 5.00%, 2/15/21, Continuously Callable @ 100	$726,720
1,050,000	Ysleta Texas Independent School District, GO, 5.00%, 8/15/23, Callable 8/15/16 @ 100, Insured by: PSF-GTD*	1,152,616
		11,340,144
Utah (2.2%)
700,000	Utah State Transit Authority Sales Tax Revenue, Series A, 5.00%, 6/15/32, Continuously Callable @ 100, Insured by: AGM	784,966
Virginia (2.2%)
750,000	Fairfax County Virginia, GO, Series A, 4.00%, 4/1/24, Callable 4/1/19 @ 100, Insured by: State Aid Withholding*	814,650
Washington (10.8%)
500,000	King County Washington Public Hospital District No.1, GO, Series B, 5.25%, 12/1/37, Continuously Callable @ 100	534,060
500,000	King County Washington Sewer Revenue, Series C, 5.00%, 1/1/35, Continuously Callable @ 100	552,035
500,000	Lewis County Washington Public Utility Revenue District No. 1, Series A, 5.00%, 12/1/27, Continuously Callable @ 100, Insured by: AGM	559,105
750,000	Seattle Washington, GO, 5.00%, 5/1/21, Callable 5/1/19 @ 100*	877,229
685,000	Snohomish County Washington, GO, Series A, 5.00%, 12/1/27, Continuously Callable @ 100	772,427
605,000	Washington State, GO, Series B-1, 5.00%, 8/1/25, Continuously Callable @ 100	714,856
		4,009,712
Wisconsin (3.3%)
550,000	Madison Wisconsin, GO, Series A, 4.25%, 10/1/17, Callable 10/1/16 @ 100*	594,319
555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Callable 12/1/18 @ 100*	639,699
		1,234,018
Total Municipal Bonds		35,480,073
Investment in Affiliates (2.5%)
912,415	Cavanal Hill Tax-Free Money Market Fund, Institutional Class, 0.00%(a)	912,415
Total Investment in Affiliates		912,415

Total Investments (Cost $33,977,119) (b) — 99.0%		36,392,488
Other assets in excess of liabilities — 1.0%		375,474
Net Assets — 100.0%		$36,767,962

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2014.
(b)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
GTY	Guarantor Agreement
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund Guaranteed

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (6.8%)
$63,351	ACE Securities Corp., Series 2005-SD3, Class A, 0.55%, 8/25/45(a)	$63,153
164,088	Aegis Asset Backed Securities Trust, Series 2004-6, Class M1, 0.96%, 3/25/35(a)	163,882
904,794	Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3, 0.41%, 5/10/32(a)	877,651
1,155,145	Alesco Preferred Funding Ltd., Series 8A, Class C2, 1.58%, 12/23/35(a)(b)	534,254
20,538	AmeriQuest Mortgage Securities, Inc., Series 2003-IA1, Class A4, 4.97%, 11/25/33	20,485
392,495	Bayview Financial Acquisition Trust, Series 2003-AA, Class M2, 5.28%, 2/25/33	392,985
9,220	Bayview Financial Acquisition Trust, Series 2005-B, Class 1A6, 5.21%, 4/28/39(a)	9,182
684,595	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A2, 5.48%, 2/28/41(a)	698,192
816,795	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	834,923
842,439	Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27(c)	842,440
262,885	Chase Funding Loan Acquisition Trust, Series 2003-C1, Class 1A5, 3.42%, 2/25/15	261,890
3,240	CIT Marine Trust, Series 1999-A, Class A4, 6.25%, 11/15/19	3,252
125,684	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34(a)	129,033
2,514,809	Coast Savings & Loan Assoc., Series 1992-1, Class A, 2.67%, 7/25/22(a)	2,533,007
56,941	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 11/25/16(a)	58,614
37,885	Countrywide Home Equity Loan Trust, Series 2004-C, Class C, 0.37%, 1/15/34(a)	34,399
830,847	Fremont Home Loan Trust, Series 2004-3, Class M5, 2.03%, 11/25/34(a)	100,966
695,102	GSAMP Trust, Series 2005-HE4, Class M1, 0.60%, 7/25/45(a)	690,576
2,764	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(a)	2,767
164,553	Master Specialized Loan Trust, Series 2005-2, Class A2, 5.01%, 7/25/35(a)	164,748
556,636	Nations Equipment Finance Funding LLC, Series 2013-1A, Class A, 1.70%, 11/20/16(c)	557,026
159,489	Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class AF6, 4.65%, 9/25/34(a)	159,804
73,329	RAAC, Series 2006-RP1, Class A3, 0.45%, 10/25/45(a)(c)	72,390

Shares or Principal Amount	Security Description	Value
Asset Backed Securities, continued:
$403,274	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	$397,532
187,309	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.73%, 9/25/33(a)	115,135
305,433	Residential Asset Mortgage Products, Inc., Series 2003-RZ4, Class A7, 4.79%, 6/25/33(a)	312,504
34,596	Residential Asset Securitization Trust, Series 2001-KS2, Class AI6, 6.49%, 10/25/30(a)	34,636
144,369	Residential Funding Mortgage Securities, Series 2003-HS2, Class AI4, 4.37%, 7/25/33(a)	143,743
110,773	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 4.82%, 12/25/33(a)	112,401
393,296	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.22%, 5/25/35(a)	253,078
Total Asset Backed Securities		10,574,648
Mortgage Backed Securities† (26.0%)
Alt-A - Adjustable Rate Mortgage Backed Securities (1.5%)
246,411	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 2.50%, 2/25/36(a)	169,711
19,931	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 4.20%, 7/25/35(a)	15,271
54,790	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 1.43%, 7/20/35(a)	43,322
4,647	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 0.25%, 10/25/36(a)	2,793
246,982	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 4.82%, 10/25/33(a)	257,459
42,819	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34(a)	45,686
15,712	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.00%, 10/25/36(a)	12,389
50,259	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 2.20%, 9/25/34(a)	49,472
921,388	JPMorgan Re-REMIC, Series 2009-7, Class 2A1, 6.00%, 2/27/37(a)(c)	946,305
33,175	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 2.64%, 4/21/34(a)	33,656
73,709	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 2.89%, 8/25/35(a)	71,972
550,904	Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A3, 6.21%, 8/25/36(a)	316,753

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Adjustable Rate Mortgage Backed Securities, continued:
$153,940	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 3.22%, 9/25/34(a)	$154,801
53,449	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 3.73%, 1/25/36(a)	40,932
43,304	Residential Funding Mortgage Securities I, Inc., Series 2004-HS1, Class AI6, 3.64%, 3/25/34(a)	43,272
163,716	Structured Asset Securities Corp., Series 2004-11XS, Class 1A4A, 5.83%, 6/25/34(a)	167,952
		2,371,746
Alt-A - Fixed Rate Mortgage Backed Securities (1.9%)
38,773	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	36,099
63,545	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36	56,810
16,011	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	16,579
79,480	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35	72,341
49,697	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36	40,468
48,205	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36	40,968
50,608	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37	43,029
293,274	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	230,314
131,309	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	136,398
156,204	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36	134,663
48,863	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19	50,211
143,647	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	150,612
183,143	Master Alternative Loans Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20	190,768
9,033	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	9,576
594,245	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	634,690
38,014	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	39,343
11,863	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	12,141
2,729	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	2,721

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$345,541	Residential Accredit Loans, Inc., Series 2003-QS14, Class A1, 5.00%, 7/25/18	$351,448
51,693	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19	52,930
214,244	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19	217,799
47,843	Residential Accredit Loans, Inc., Series 2002-QS17, Class CB1, 6.00%, 11/25/32	48,029
107,112	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	86,747
30,930	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31	32,605
21,155	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	21,497
8,290	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	8,716
18,264	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18	18,558
68,893	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36	45,957
80,188	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37	71,644
60,748	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35	63,142
		2,916,803
Commercial Mortgage Backed Securities (1.3%)
9,078	CD Commercial Mortgage Trust, Series 2006-CD2, Class A3, 5.37%, 1/15/46(a)	9,321
706,511	GMAC Commercial Mortgage Securities, Inc., Series 2004-C2, Class A4, 5.30%, 8/10/38(a)	709,158
265,275	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A3, 5.82%, 2/12/51	266,976
214,766	LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A6, 5.02%, 8/15/29(a)	215,197
512,252	Morgan Stanley Capital I Trust, Series 2005-HQ6, Class A3, 5.39%, 8/13/42(a)	518,402
268,842	RBSSP Resecuritization Trust, Series 2009-9, Class 13A1, 0.43%, 5/26/37(a)	262,905
67,146	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, 5.13%, 1/15/41	67,235
		2,049,194

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities (4.7%)
$136,808	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 2.46%, 3/25/35(a)	$130,561
46,990	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 2.75%, 5/25/35(a)	44,645
405,269	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36(a)	243,406
17,611	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 2.54%, 6/25/34(a)	17,823
39,076	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 2.69%, 2/25/36(a)	33,413
32,591	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 2.75%, 9/25/33(a)	32,637
50,061	Bank of America Mortgage Securities, Series 2003-F, Class 2A1, 2.77%, 7/25/33(a)	50,556
25,813	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 2.89%, 11/20/36(a)	21,375
40,058	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.41%, 10/25/35(a)	39,698
19,632	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 2.48%, 9/25/34(a)	17,700
129,567	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 2.65%, 10/25/36(a)	111,868
33,667	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 2.65%, 1/25/35(a)	34,355
111,957	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.37%, 3/25/31(a)	117,405
53,739	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.07%, 7/25/37(a)	50,439
301,408	Citigroup Mortgage Loan Trust, Inc., Series 03-HE4, Class A, 0.56%, 12/25/33(a)(d)	300,367
73,109	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.61%, 8/25/35(a)	72,255
17,368	Countrywide Home Loans, Series 2003-60, Class 2A1, 2.54%, 2/25/34(a)	16,731
40,864	Countrywide Home Loans, Series 2003-58, Class 2A2, 2.59%, 2/19/34(a)	40,870
116,834	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.66%, 8/25/34(a)	102,492
530	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.01%, 9/25/33(a)	516

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$49,972	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 2.39%, 11/25/32(a)	$4,844
116,358	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 2.78%, 11/25/34(a)	117,892
728,018	Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 2.13%, 6/26/37(a)(c)	731,275
545,702	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.61%, 7/27/36(a)(c)	539,369
48,264	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 2.58%, 10/25/35(a)	42,612
288,886	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 2.92%, 11/19/35(a)	279,560
301,714	GS Mortgage Securities Corp., Series 2009-3R, Class 2A1, 3.12%, 7/25/35(a)(c)	306,943
119,749	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 2.68%, 11/25/35(a)	117,638
107,663	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 2.69%, 4/25/35(a)	105,986
47,420	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 2.72%, 12/19/35(a)	42,780
226,289	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 2.76%, 1/19/35(a)	194,932
33,930	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 2.51%, 8/25/34(a)	29,913
125,819	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 2.53%, 8/25/34(a)	125,604
13,100	Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 3A2, 2.62%, 10/25/34(a)	12,714
152,851	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 2.71%, 9/25/36(a)	126,317
86,393	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 2.75%, 8/25/36(a)	61,381
59,231	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 4.76%, 7/25/36(a)	54,927
9,956	JPMorgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 2.58%, 8/25/36(a)	8,584
15,887	JPMorgan Adjustable Rate Mortgage Trust, Series 2005-A6, Class 3A2, 2.77%, 9/25/35(a)	15,853
22,195	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 2.24%, 7/25/35(a)	22,257

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$153,468	JPMorgan Re-REMIC, Series 2009-5, Class 2A1, 1.85%, 1/26/37(a)(c)	$153,025
89,931	JPMorgan Re-REMIC, Series 2009-7, Class 8A1, 2.83%, 1/27/47(a)(c)	90,895
272,182	JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37(a)(c)	281,222
9,981	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.20%, 9/25/17(a)	10,282
4,468	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 2.39%, 2/25/34(a)	4,515
37,120	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 2.70%, 7/25/34(a)	37,020
51,701	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 2.15%, 12/25/34(a)	51,579
443,270	Morgan Stanley Capital, Inc., Series 04-SD3, Class A, 0.61%, 6/25/34(a)(d)	439,872
115,680	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 2.60%, 8/25/34(a)	116,595
71,155	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 2.74%, 8/25/34(a)	70,930
7,330	RAAC, Series 2004-SP2, Class A1, 5.92%, 1/25/17(a)	7,414
30,166	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 1A2, 2.38%, 12/25/35(a)	28,699
141,825	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 2.40%, 6/25/34(a)	141,975
108,381	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 2.48%, 12/25/34(a)	104,126
6,849	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 2.50%, 2/25/34(a)	6,928
98,305	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.51%, 11/25/34(a)	92,715
533,452	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 2.51%, 4/25/34(a)	536,630
43,271	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 2.48%, 12/27/35(a)	34,924
66,082	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 2.45%, 7/25/33(a)	65,908
97,745	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.26%, 8/20/35(a)	58,019
5,731	Washington Mutual, Series 2006-AR8, Class 1A1, 2.38%, 8/25/46(a)	5,009
27,057	Washington Mutual, Series 2004-AR3, Class A2, 2.38%, 6/25/34(a)	27,567

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$26,961	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 0.61%, 7/25/44(a)	$26,935
194,852	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 2.05%, 11/25/36(a)	171,293
32,273	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 2.35%, 9/25/36(a)	28,954
120,067	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 2.61%, 2/25/35(a)	120,997
21,205	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 2.62%, 6/25/34(a)	21,555
36,432	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 2.62%, 6/25/34(a)	37,149
62,871	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 2.62%, 8/25/33(a)	64,400
12,715	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 2.62%, 4/25/36(a)	12,456
25,521	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 2.63%, 7/25/34(a)	25,860
16,684	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 2.63%, 12/25/34(a)	16,960
		7,312,901
Prime Fixed Mortgage Backed Securities (2.0%)
2,643	Bank of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	2,702
165,752	Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 6A1, 6.00%, 2/25/37(c)	168,883
294	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA1, 6.50%, 6/25/16	297
65,423	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31	68,800
244,969	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34	263,340
24,835	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	26,862
145,291	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19	146,735
3,079	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.00%, 9/25/15	3,081
810	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 12/25/34	817

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$30,770	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	$31,468
263,417	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	268,565
115,700	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	117,406
55,002	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	57,710
178,687	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	63,136
89,948	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	98,483
75,646	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36	63,079
41,056	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	41,692
107,223	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	104,451
59,727	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20	61,292
65,843	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	58,675
171,697	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(c)	180,389
36,596	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36	32,073
24,894	Master Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, 9/25/18	25,556
162,615	Master Asset Securitization Trust, Series 2003-11, Class 10A1, 5.00%, 12/25/18	163,473
33,848	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	34,566
14,492	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	14,926
20,720	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	22,011
11,590	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	11,757
19,926	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20	20,192
452	Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1, 6.50%, 10/25/16	455
3,102	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	3,167

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$34,545	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35	$33,720
49,621	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	51,511
224,531	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	224,556
197,626	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	201,234
2,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	2,061
29,260	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	29,199
12,612	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18	12,862
9,816	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18	9,927
1,255	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	1,258
29,114	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-MS5, Class 1A1, 5.00%, 3/25/18	29,905
300,864	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 5A, 5.00%, 6/25/19	309,596
113,772	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB4, Class 22A, 6.00%, 12/25/19	119,431
		3,181,299
U.S. Government Agency Mortgage Backed Securities (14.6%)
2,414,356	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	2,267,794
74,607	Fannie Mae, 1.99%, 1/1/35, Pool #805386(a)	79,645
1,345,787	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	1,285,614
464,144	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	456,123
944,286	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	945,720
20,953	Fannie Mae, 2.31%, 6/1/32, Pool #725286(a)	22,388
66,890	Fannie Mae, 2.42%, 2/1/30, Pool #556998(a)	67,211
34,186	Fannie Mae, 2.46%, 12/1/22, Pool #303247(a)	34,958
566,221	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	577,164
4,531,298	Fannie Mae, Series 2013-50, Class BE, 2.50%, 8/25/42	4,502,709
607,756	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	630,787
987,455	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	1,026,061
1,098,796	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	1,113,644

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$24,260	Fannie Mae, 3.00%, 7/1/27, Pool #123496(a)	$24,329
1,732	Fannie Mae, Series 2004-90, Class XN, 4.35%, 3/25/34	1,755
64,085	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32(a)	66,520
8,526	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	9,327
28,816	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31(a)	33,969
429	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	497
2,010	Fannie Mae, Series 1993-250, Class Z, 7.00%, 12/25/23	2,057
1,527	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	1,733
6,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	6,880
21,329	Fannie Mae Whole Loan, Series 2001-W2, Class AF6, 6.59%, 10/25/31(a)	23,392
868,478	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	836,574
2,343	Freddie Mac, 1.63%, 3/1/17, Pool #350044(a)	2,434
17,453	Freddie Mac, 1.92%, 4/1/36, Pool #1N0148(a)	18,374
1,452,866	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	1,465,377
420,282	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	428,841
4,217,055	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	4,289,908
762,186	Freddie Mac, Series 3724, Class NE, 3.00%, 7/15/38	783,108
373,213	Freddie Mac, Series 4017, Class MA, 3.00%, 3/15/41	375,508
102,614	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	109,150
13,688	Freddie Mac, Series 3238, Class LN, 4.50%, 6/15/35	13,747
16,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	17,417
12,161	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	13,162
912	Freddie Mac, Series 1568, Class D, 6.75%, 8/15/23	913
6,292	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	6,909
4,996	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	5,541
850	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	947
3,263	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	3,591
2,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	2,282
6,524	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	7,422
4,486	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	5,094

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$10,051	Government National Mortgage Assoc., 1.63%, 1/20/23, Pool #8123(a)	$10,287
5,237	Government National Mortgage Assoc., 1.63%, 3/20/26, Pool #8832(a)	5,387
6,688	Government National Mortgage Assoc., 1.63%, 12/20/27, Pool #80141(a)	6,898
6,123	Government National Mortgage Assoc., 1.63%, 3/20/29, Pool #80263(a)	6,385
10,234	Government National Mortgage Assoc., 1.63%, 11/20/29, Pool #876947(a)	10,265
33,481	Government National Mortgage Assoc., 1.63%, 5/20/34, Pool #80916(a)	34,859
10,172	Government National Mortgage Assoc., 2.00%, 1/20/25, Pool #8580(a)	10,571
694,698	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	651,451
6,336	Government National Mortgage Assoc., 2.50%, 12/20/18, Pool #8437(a)	6,364
4,843	Government National Mortgage Assoc., 2.50%, 12/20/21, Pool #8889(a)	5,008
14,276	Government National Mortgage Assoc., 2.50%, 1/20/25, Pool #8585(a)	15,079
369,941	Government National Mortgage Assoc., Series 2012-14, Class PE, 3.00%, 11/20/40	380,922
1,238	Government National Mortgage Assoc., 4.00%, 2/20/16, Pool #8103(a)	1,293
174	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	197
212	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	235
90	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	100
513	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	544
		22,712,421
Total Mortgage Backed Securities		40,544,364
Corporate Bonds (7.9%)
Banking (1.4%)
2,250,000	JPMorgan Chase & Co., 1.88%, 3/20/15, MTN	2,275,310
Beverages (1.6%)
2,250,000	Anheuser-Busch InBev NV, 4.13%, 1/15/15	2,301,780
Computers & Peripherals (1.1%)
1,650,000	Cisco Systems, Inc., 2.90%, 11/17/14	1,670,242
Diversified Financial Services (0.4%)
545,000	General Electric Capital Corp., 1.63%, 7/2/15	551,593
Financial Services (0.8%)
500,000	American Express Credit Corp., 1.75%, 6/12/15, MTN	507,052
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (e)	367,500
500,000	Preferred Term Securities IX, 2.04%, 4/3/33, Callable 7/8/14 @ 100*(a)(b)	330,000
330,935	Preferred Term Securities V, 2.34%, 4/3/32, Callable 7/8/14 @ 100*(a)(c)	87,698

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Financial Services, continued:
$406,542	Preferred Term Securities XXIII, 0.08%, 12/22/36 (b)(f)	$4,065
		1,296,315
Health Care Equipment & Supplies (0.8%)
1,200,000	Baxter International, Inc., 4.63%, 3/15/15	1,239,197
Insurance (0.6%)
1,000,000	MetLife Global Funding I, 1.70%, 6/29/15 (c)	1,012,911
Internet (0.9%)
1,393,000	eBay, Inc., 1.35%, 7/15/17	1,399,462
Real Estate Investment Trusts (0.3%)
500,000	Arden Realty LP, 5.25%, 3/1/15, Callable 12/1/14 @ 100*	511,531
Total Corporate Bonds		12,258,341
Municipal Bonds (2.0%)
Alabama (0.1%)
110,000	Birmingham Alabama Special Care Facilities Financing Authority Health Care Facility Revenue, 5.75%, 6/1/29, Callable 6/1/14 @ 100, Insured by: GTY*	110,000
Florida (1.4%)
900,000	Florida State Board of Public Education, GO, Series A, 5.00%, 6/1/31, Callable 6/1/14 @ 101*	908,999
880,000	Florida State Board of Public Education, GO, Series C, 5.00%, 6/1/34, Callable 6/1/14 @ 101, Insured by: AMBAC, State Guaranteed*	888,800
430,000	St. Lucie County Florida School Board Certificate of Participation, Series A, 4.75%, 7/1/30, Callable 7/1/14 @ 100, Insured by: AGM*	431,484
		2,229,283
Nevada (0.2%)
250,000	Carson City Nevada State, GO, 4.50%, 3/1/28, Callable 3/1/15 @ 100, Insured by: NATL-RE*	258,000
Oklahoma (0.1%)
230,000	Oklahoma State Capitol Improvement Authority State Facilities Revenue, Series B, 2.03%, 7/1/14	230,234
Texas (0.2%)
250,000	Lubbock Texas, GO, 5.13%, 2/15/24, Callable 2/15/15 @ 100, Insured by: AGM*	258,610
Total Municipal Bonds		3,086,127
U.S. Government Agency Securities (4.6%)
Fannie Mae
1,500,000	1.01%, 12/10/18, Callable 6/10/14 @ 100*(d)	1,500,231
Fannie Mae Strips
1,000,000	12.14%, 11/15/16 (f)	982,373
Federal Home Loan Bank
750,000	1.00%, 1/30/19, Callable 7/30/14 @ 100*(d)	750,686

Shares or Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
Federal Home Loan Mortgage Corp.
$425,323	Series 3819, 4.00%, 8/15/39	$439,769
Freddie Mac
3,500,000	1.00%, 9/29/17	3,502,979
Total U.S. Government Agency Securities		7,176,038
U.S. Treasury Obligations (48.9%)
U.S. Treasury Notes
12,000,000	0.25%, 5/15/15	12,016,872
15,000,000	0.25%, 9/15/15	15,016,410
15,000,000	0.25%, 2/29/16	14,993,550
3,000,000	0.38%, 4/30/16	3,002,109
3,000,000	0.75%, 12/31/17	2,968,125
10,000,000	0.88%, 11/30/16	10,075,000
5,000,000	0.88%, 4/15/17	5,019,920
5,000,000	1.00%, 10/31/16	5,054,690
8,000,000	2.00%, 4/30/16	8,253,128
		76,399,804
Total U.S. Treasury Obligations		76,399,804
Investment in Affiliates (3.9%)
6,048,834	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	6,048,834
Total Investment in Affiliates		6,048,834

Total Investments (Cost $159,884,638) (h) — 100.1%		156,088,156
Liabilities in excess of other assets — (0.1)%		(137,252)
Net Assets — 100.0%		$155,950,904

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2014.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2014, illiquid securities were 0.6% of the Fund's net assets.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2014.
(e)	Issuer has defaulted on the payment of interest.
(f)	Rate represents the effective yield at purchase.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2014.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
GO	General Obligation
GTY	Guarantor Agreement
MTN	Medium Term Note
NATL-RE	National Public Finance Guarantee Corp.
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (5.1%)
$551,909	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 0.51%, 10/25/34(a)	$540,442
703,011	Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.38%, 12/23/37(a)(b)	28,120
925,374	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(b)	37,015
272,981	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	279,040
25,296	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(a)	26,209
121,389	Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27(c)	121,389
737,007	Renaissance Home Equity Loan Trust, Series 2004-2, Class AF4, 5.39%, 7/25/34(a)	749,907
124,873	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.73%, 9/25/33(a)	76,757
241,773	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A5, 5.08%, 5/25/35(a)	245,897
Total Asset Backed Securities		2,104,776
Mortgage Backed Securities† (21.3%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.1%)
25,982	Residential Funding Mortgage Securities I, Inc., Series 2004-HS1, Class AI6, 3.64%, 3/25/34(a)	25,963
Alt-A - Fixed Rate Mortgage Backed Securities (4.9%)
44,666	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20	44,510
133,547	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	121,563
48,133	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	46,712
37,580	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	38,457
50,248	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	51,285
154,355	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	121,218
155,083	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36(a)	126,681
1,832	First Horizon Mortgage Pass-Through Trust, Series 2005-8, Class 2A1, 5.25%, 2/25/21	1,836
31,157	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34	32,091
28,383	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	28,713

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$59,510	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	$63,251
30,152	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	31,614
120,941	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	126,223
50,782	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	52,830
15,903	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	16,754
54,647	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34	56,818
60,890	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34	62,433
68,512	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35(a)	70,356
113,471	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(a)	106,838
55,230	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35(a)	56,532
124,653	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(a)	69,339
70,140	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40(a)(c)	62,956
21,698	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	21,914
23,557	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	24,126
37,189	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35	36,868
128,479	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	134,518
40,261	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21	39,124
3,131	Residential Accredit Loans, Inc., Series 2002-QS19, Class A8, 6.00%, 12/25/32	3,123
38,428	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	32,154
61,803	Residential Asset Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36	47,324
86,832	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	72,396
132,251	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36	121,626
133,983	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	117,232
		2,039,415

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities (4.0%)
$28,095	Bank of America Funding Corp., Series 2004-B, Class 5A1, 2.83%, 11/20/34(a)	$27,222
12,077	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 2.53%, 10/25/33(a)	12,348
51,700	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 2.89%, 11/25/34(a)	51,445
59,298	Countrywide Home Loans, Series 2004-2, Class 2A1, 2.50%, 2/25/34(a)	57,819
64,908	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.66%, 8/25/34(a)	56,940
60,549	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 3.33%, 4/25/37(a)	44,392
96,886	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 2.62%, 10/25/36(a)	81,658
18,663	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 2.67%, 4/25/36(a)	17,050
665,000	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 2.77%, 9/25/35(a)	624,343
159,572	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 3.15%, 2/25/35(a)	162,350
7,330	RAAC, Series 2004-SP2, Class A1, 5.92%, 1/25/17(a)	7,414
341,709	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-6XS, Class A4, 0.79%, 3/25/35(a)	332,778
168,866	Structured Mortgage Loan, Series 2004-3AC, Class A1, 2.38%, 3/25/34(a)	169,005
48,872	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.26%, 8/20/35(a)	29,010
4,680	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 2.63%, 5/25/34(a)	4,716
		1,678,490
Prime Fixed Mortgage Backed Securities (2.3%)
65,728	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35(a)	67,276
11,019	Bank of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	11,123
22,849	Bank of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	23,436
35,321	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37	34,215
21,805	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	22,085

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$28,345	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	$30,686
6,363	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	6,564
39,607	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	39,792
33,680	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	34,715
44,574	Countrywide Home Loans, Series 2003-40, Class A5, 4.50%, 10/25/18	45,674
15,027	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24	15,041
37,098	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35	34,733
26,824	Countrywide Home Loans, Series 2002-22, Class A20, 6.25%, 10/25/32	27,975
17,351	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19	17,721
89,753	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	95,035
46,154	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	47,648
30,328	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	30,775
6,207	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	6,329
2,276	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	2,348
9,834	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	10,129
73,486	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	77,532
8,218	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34	8,648
142,817	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32	149,068
2,045	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	2,088
20,297	Residential Funding Mortgage Securities I, Inc., Series 2003-S12, Class 2A1, 4.00%, 12/25/32	20,692
13,183	Residential Funding Mortgage Securities I, Inc., Series 2004-S5, Class 2A1, 4.50%, 5/25/19	13,511
27,860	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	27,863

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$8,484	Structured Asset Securities Corp., Series 2002-3, Class A4, 6.40%, 3/25/32	$8,702
1,530	Structured Asset Securities Corp., Series 2002-6, Class 1A5, 6.50%, 4/25/32	1,530
433	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	437
22,629	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S6, Class 2A3, 4.75%, 7/25/18	23,263
4,610	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33	4,627
2,330	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	2,461
1,400	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	28
		943,750
U.S. Government Agency Mortgage Backed Securities (10.0%)
301,795	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	283,474
224,298	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	214,269
1,677	Fannie Mae, Series 1992-45, Class F, 2.12%, 4/25/22(a)	1,743
232,072	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	228,062
377,716	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	378,289
10,190	Fannie Mae, 2.30%, 9/1/33, Pool #739372(a)	10,906
16,127	Fannie Mae, 2.48%, 1/1/37, Pool #906675(a)	17,331
283,111	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	288,582
13,767	Fannie Mae, 2.62%, 7/1/23, Pool #224951(a)	13,804
246,864	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	256,515
19,213	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	19,989
516	Fannie Mae, 6.00%, 4/1/35, Pool #735503	584
9,630	Fannie Mae, Series 1989-52, Class G, 6.00%, 8/25/19	10,206
16	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	17
5,549	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	6,019
4,435	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	5,003
23,463	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42	27,373
1,378	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	1,608

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$6,742	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	$7,643
4,760	Fannie Mae, Series G-32, Class L, 8.00%, 10/25/21	5,368
749	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	845
2,953	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	3,328
1,141	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	1,270
1,322	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	1,501
667	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	758
217,120	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	209,143
533	Freddie Mac, Series 1222, Class P, 2.26%, 3/15/22(a)	552
883,960	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	899,230
61,313	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	62,572
793,158	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	812,333
36,115	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	37,310
50,697	Freddie Mac, 5.16%, 8/1/34, Pool #755230(a)	54,469
2,120	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	2,236
10,641	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	11,208
5,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	5,572
8,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	8,708
8,089	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	9,003
7,937	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	8,912
5,636	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	6,376
2,863	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	3,216
6,336	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	7,276
2,238	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	2,515
10,965	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	12,423
15,443	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	17,568
1,968	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	2,170
1,692	Freddie Mac, 9.00%, 5/1/16, Pool #170164	1,769
1,850	Freddie Mac, 9.00%, 6/1/16, Pool #170171	1,945
2,299	Freddie Mac, 9.00%, 9/1/16, Pool #170192	2,423

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$2,103	Freddie Mac, 9.50%, 6/1/16, Pool #274005	$2,112
148,864	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	139,597
8,747	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	8,885
236	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	277
3,437	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	3,937
5,040	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	5,290
1,680	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	1,898
258	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	294
653	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	739
3,217	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	3,629
11,275	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	12,551
11,808	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	13,223
649	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	663
		4,156,511
Total Mortgage Backed Securities		8,844,129
Corporate Bonds (11.9%)
Beverages (1.2%)
200,000	Anheuser-Busch InBev NV, 5.00%, 4/15/20	228,783
235,000	PepsiCo, Inc., 3.13%, 11/1/20	245,527
		474,310
Computers & Peripherals (1.0%)
400,000	Hewlett-Packard Co., 3.00%, 9/15/16	418,100
Financial Services (6.0%)
500,000	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (c)	525,516
500,000	Preferred Term Securities IX, 2.04%, 4/3/33, Callable 7/8/14 @ 100*(a)(b)	330,000
500,000	Preferred Term Securities XI, Class B-1, 1.83%, 9/24/33, Callable 7/14/14 @ 100*(a)(b)	305,000
973,987	Preferred Term Securities XX, Class B-2, 0.68%, 3/22/38, Callable 7/8/14 @ 100*(a)(c)	603,872
406,542	Preferred Term Securities XXIII, 0.08%, 12/22/36 (b)(d)	4,065
1,218,490	Preferred Term Securities XXVI, Series B-2, 0.79%, 9/22/37, Callable 7/14/14 @ 100*(a)(c)	731,094
		2,499,547
IT Services (0.9%)
400,000	IBM Corp., 1.63%, 5/15/20	383,833

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Oil-Integrated Companies (0.9%)
$400,000	BP Capital Markets PLC, 2.75%, 5/10/23	$384,680
Security Brokers & Dealers (1.8%)
300,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	332,339
1,100,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (e)	220
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	427,854
		760,413
Telecommunications (0.1%)
50,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 7/7/14 @ 101*	50,462
Total Corporate Bonds		4,971,345
Taxable Municipal Bonds (2.0%)
Illinois (1.6%)
150,000	Illinois State, GO, Series B, 3.65%, 4/1/20	152,367
500,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	498,490
		650,857
Missouri (0.4%)
165,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	175,606
Total Taxable Municipal Bonds		826,463
U.S. Government Agency Securities (8.5%)
Fannie Mae
500,000	2.00%, 4/17/28, Callable 4/17/28 @ 100*(f)	496,015
Fannie Mae Strips
1,000,000	12.14%, 11/15/16 (d)	982,373
Federal Home Loan Bank
250,000	1.00%, 1/30/19, Callable 7/30/14 @ 100*(f)	250,229
1,000,000	1.00%, 4/16/24, Callable 7/16/14 @ 100*(f)	1,000,925
800,000	2.79%, 2/19/21, Callable 2/19/15 @ 100*	808,490
		2,059,644
Total U.S. Government Agency Securities		3,538,032
U.S. Treasury Obligations (45.6%)
U.S. Treasury Bonds
250,000	3.00%, 5/15/42	236,914
275,000	4.25%, 11/15/40	325,488
		562,402
U.S. Treasury Inflation Index Notes
844,000	0.13%, 1/15/23	862,585

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value
U.S. Treasury Obligations, continued:
U.S. Treasury Notes
$1,500,000	0.25%, 9/15/15	$1,501,641
5,075,000	0.38%, 4/30/16	5,078,567
700,000	0.75%, 3/15/17	701,039
1,550,000	0.88%, 5/15/17	1,554,844
2,000,000	1.00%, 10/31/16	2,021,876
1,500,000	1.38%, 6/30/18	1,508,321
500,000	1.50%, 7/31/16	511,406
1,000,000	1.75%, 5/31/16	1,027,422
500,000	2.13%, 5/31/15	509,961
3,000,000	2.13%, 2/29/16	3,096,681
		17,511,758
Total U.S. Treasury Obligations		18,936,745
Investment in Affiliates (5.2%)
2,162,119	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	2,162,119
Total Investment in Affiliates		2,162,119

Total Investments (Cost $44,071,881) (h) — 99.6%		41,383,609
Other assets in excess of liabilities — 0.4%		165,165
Net Assets — 100.0%		$41,548,774

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2014.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2014, illiquid securities were 1.7% of the Fund's net assets.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Rate represents the effective yield at purchase.
(e)	Issuer has defaulted on the payment of interest.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2014.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2014.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

GO	General Obligation
MAC	Municipal Assurance Corp.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (1.4%)
$540,777	Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.38%, 12/23/37(a)(b)	$21,631
925,374	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(b)	37,015
548,112	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	560,277
48,062	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(a)	49,798
128,251	Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27(c)	128,251
26,799	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27(a)	26,788
155,189	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31(c)	151,334
Total Asset Backed Securities		975,094
Mortgage Backed Securities† (29.5%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.5%)
129,633	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 2.64%, 11/25/36(a)	91,433
64,220	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34(a)	66,288
215,770	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36(a)	204,734
		362,455
Alt-A - Fixed Rate Mortgage Backed Securities (4.4%)
45,422	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35	41,356
63,437	Bank of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	55,246
80,129	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	72,938
50,424	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37	38,240
191,660	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35	177,950
354,040	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	304,290
30,028	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	31,503
63,945	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	53,560
395,911	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	323,494
375,593	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36	295,912

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$77,889	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33	$82,854
18,430	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	18,586
116,170	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	118,149
175,697	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34	182,275
108,205	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	114,717
151,177	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	157,779
50,782	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	52,830
61,583	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35	63,144
13,841	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	14,528
34,933	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	36,965
54,896	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	45,934
568,430	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	527,030
234,158	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	194,106
		3,003,386
Commercial Mortgage Backed Securities (0.5%)
322,150	LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A6, 5.02%, 8/15/29(a)	322,795
Prime Adjustable Rate Mortgage Backed Securities (2.1%)
446,483	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 2.38%, 2/25/36(a)	447,260
880,000	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 2.78%, 8/25/35(a)	828,706
25,127	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 5.13%, 6/25/36(a)	22,696
78,499	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 2.13%, 4/25/29(a)	78,349
18,751	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 5.32%, 6/25/36(a)	16,873
24,436	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.26%, 8/20/35(a)	14,505
		1,408,389
Prime Fixed Mortgage Backed Securities (5.4%)
25,146	Bank of America Funding Corp., Series 2005-3, Class 1A9, 5.25%, 6/25/35	25,771
22,159	Bank of America Mortgage Securities, Series 2004-7, Class 2A2, 5.75%, 8/25/34	22,356

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$479	Chase Mortgage Finance Corp., Series 2005-S1, Class 1A9, 5.50%, 5/25/35	$492
6,195	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32	6,304
342,485	Chaseflex Trust, Series 2006-2, Class A5, 5.54%, 9/25/36(a)	330,830
52,730	Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A2, 6.25%, 6/25/36	54,535
59,300	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	60,059
51,460	Countrywide Alternative Loan Trust, Series 2005-J3, Class 2A12, 5.50%, 5/25/35	30,415
55,558	Countrywide Home Loans, Series 2003-40, Class AS, 4.50%, 10/25/18	57,100
86,000	Countrywide Home Loans, Series 2003-34, Class A15, 5.25%, 9/25/33	87,966
1,000	Countrywide Home Loans, Series 2003-1, Class 1A2, 5.50%, 3/25/33	1,029
112,000	Countrywide Home Loans, Series 2003-14, Class A4, 5.50%, 6/25/33	116,117
13,697	Countrywide Home Loans, Series 2003-28, Class A8, 5.50%, 8/25/33	14,198
7,707	Countrywide Home Loans, Series 2003-J6, Class 1A1, 5.50%, 8/25/33	8,064
75	Countrywide Home Loans, Series 2004-4, Class A24, 5.50%, 5/25/34	75
23,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	23,744
81,512	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	83,649
168,528	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	166,056
26,916	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34	27,893
32,028	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34	33,675
281,984	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	239,544
53,497	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 1A5, 5.50%, 12/25/34	55,112
211,121	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	147,560
30,373	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	28,311
521	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	537
7,750	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.00%, 10/25/33(a)	8,060
90,314	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 5.15%, 4/25/36(a)	84,349

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$64,583	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	$65,356
70,949	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(c)	74,541
23,561	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33	24,463
7,854	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33	8,154
12,029	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32	12,226
92,192	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	97,267
13,168	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	13,612
1,000,000	Prime Mortgage Trust, Series 2005-4, Class 2A3, 5.50%, 10/25/35	268,627
366,099	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32	372,253
1,363	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	1,392
10,728	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.00%, 5/25/35	10,861
35,153	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	36,060
78,093	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	80,243
45,546	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36	17,998
680,830	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35	607,193
34,063	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34	36,812
209,294	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	221,006
24,898	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	25,732
941	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	19
		3,687,616
U.S. Government Agency Mortgage Backed Securities (16.6%)
300,000	Fannie Mae, 1.63%, 10/26/15	305,871
717,753	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	685,661

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$464,144	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	$456,123
472,145	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	472,862
60,352	Fannie Mae, 2.39%, 2/1/33, Pool #683235(a)	60,748
30,671	Fannie Mae, 2.43%, 12/1/27, Pool #422279(a)	30,876
566,221	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	577,164
607,756	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	630,787
246,864	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	256,515
819,997	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	831,078
210,140	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	220,271
1,741	Fannie Mae, 4.50%, 5/1/19, Pool #761398	1,853
484	Fannie Mae, 5.00%, 3/1/18, Pool #688031	515
1,891	Fannie Mae, 5.00%, 8/1/33, Pool #730856	2,099
872	Fannie Mae, 5.00%, 7/1/35, Pool #832198	965
1,100	Fannie Mae, 5.50%, 2/1/33, Pool #683351	1,232
528	Fannie Mae, 5.50%, 9/1/34, Pool #725773	591
11,095	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	12,450
7,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	7,840
10,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	11,245
29,097	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	32,011
25,491	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	28,812
100,099	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 3.06%, 8/25/42(a)	104,595
45,463	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32(a)	49,247
477,663	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	460,115
290,573	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	293,075
24,338	Freddie Mac, 2.25%, 4/1/24, Pool #409624(a)	24,447
733,395	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41	747,298
1,459,750	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	1,484,969
115,021	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	117,787
137,954	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	140,787
771,879	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	789,708

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$1,189,737	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	$1,218,501
220,686	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	231,685
389,416	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	389,544
36,115	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	37,310
9,053	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	9,842
1,110	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	1,240
7,461	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	8,277
3,965	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	4,470
41,503	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	46,867
706	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	773
2,788	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	2,944
11,578	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	13,118
248,106	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	232,661
181,214	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	191,009
8,746	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	9,585
16,309	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	18,319
10,227	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	11,352
10,815	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	12,640
239	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	267
5,508	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	6,211
		11,286,212
Total Mortgage Backed Securities		20,070,853
Corporate Bonds (8.0%)
Beverages (1.4%)
400,000	Anheuser-Busch InBev NV, 5.00%, 4/15/20	457,566
425,000	PepsiCo, Inc., 3.13%, 11/1/20	444,038
		901,604
Financial Services (2.5%)
750,000	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (c)	788,273
1,000,000	Preferred Term Securities IX, Series 144, 2.04%, 4/3/33, Callable 7/14/14 @ 100*(a)(b)	660,000
500,000	Preferred Term Securities XI, Class B-1, 1.83%, 9/24/33, Callable 7/14/14 @ 100*(a)(b)	305,000

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Financial Services, continued:
$203,271	Preferred Term Securities XXIII, 0.08%, 12/22/36 (b)(d)	$2,033
		1,755,306
IT Services (0.8%)
600,000	IBM Corp., 1.63%, 5/15/20	575,749
Oil-Integrated Companies (0.8%)
600,000	BP Capital Markets PLC, 2.75%, 5/10/23	577,019
Security Brokers & Dealers (2.1%)
500,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	553,898
700,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (e)	140
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	820,542
		1,374,580
Telecommunications (0.4%)
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 7/14/14 @ 101*	127,164
135,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 7/7/14 @ 101*	136,247
		263,411
Total Corporate Bonds		5,447,669
Taxable Municipal Bonds (0.7%)
Illinois (0.3%)
200,000	Illinois State, GO, Series B, 3.65%, 4/1/20	203,156
Missouri (0.4%)
135,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	143,678
100,000	Missouri State Housing Development Community Single Family Mortgage Revenue, 5.78%, 3/1/38, Callable 9/1/16 @ 100, Insured by: GNMA, FNMA, FHLMC*	105,655
		249,333
Total Taxable Municipal Bonds		452,489
U.S. Government Agency Securities (10.7%)
Fannie Mae
1,500,000	1.01%, 12/10/18, Callable 6/10/14 @ 100*(f)	1,500,231
1,000,000	2.00%, 4/17/28, Callable 4/17/28 @ 100*(f)	992,029
		2,492,260
Fannie Mae Strips
500,000	12.14%, 11/15/16 (d)	491,187

Shares or Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
Federal Home Loan Bank
$500,000	1.00%, 1/30/19, Callable 7/30/14 @ 100 *(f)	$500,458
1,500,000	1.00%, 4/16/24, Callable 7/16/14 @ 100 *(f)	1,501,388
100,000	1.25%, 10/29/21, Callable 7/29/14 @ 100 *(f)	97,387
1,000,000	1.50%, 3/13/23, Callable 6/13/14 @ 100 *(f)	1,000,174
1,200,000	2.79%, 2/19/21, Callable 2/19/15 @ 100 *	1,212,734
		4,312,141
Total U.S. Government Agency Securities		7,295,588
U.S. Treasury Obligations (44.4%)
U.S. Treasury Bonds
3,044,000	3.00%, 5/15/42	2,884,665
925,000	4.25%, 11/15/40	1,094,824
		3,979,489
U.S. Treasury Inflation Index Notes
1,436,000	0.13%, 1/15/23	1,467,621
U.S. Treasury Notes
1,000,000	0.25%, 9/15/15	1,001,094
6,200,000	0.38%, 4/30/16	6,204,359
7,375,000	0.88%, 5/15/17	7,398,046
6,000,000	1.00%, 10/31/16	6,065,628
250,000	1.25%, 8/31/15	253,438
1,000,000	1.50%, 7/31/16	1,022,812
500,000	1.75%, 5/31/16	513,711
2,200,000	2.75%, 11/15/23	2,265,314
		24,724,402
Total U.S. Treasury Obligations		30,171,512
Investment in Affiliates (5.1%)
3,473,105	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	3,473,105
Total Investment in Affiliates		3,473,105

Total Investments (Cost $70,196,067) (h) — 99.8%		67,886,310
Other assets in excess of liabilities — 0.2%		128,618
Net Assets — 100.0%		$68,014,928

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2014.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2014, illiquid securities were 1.5% of the Fund's net assets.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Rate represents the effective yield at purchase.
(e)	Issuer has defaulted on the payment of interest.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2014.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2014.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (48.4%)
Aerospace & Defense (0.8%)
895	Alliant Techsystems, Inc.	$113,030
178	Arch Capital Group Ltd.(a)	10,134
810	General Dynamics Corp.	95,677
163	Lockheed Martin Corp.	26,675
663	Northrop Grumman Corp.	80,588
91	Precision Castparts Corp.	23,021
2,025	Raytheon Co.	197,579
133	The Boeing Co.	17,988
		564,692
Air Freight & Logistics (0.1%)
844	United Parcel Service, Inc., Class B	87,675
Airlines (0.8%)
3,781	Alaska Air Group, Inc.	372,276
1,701	American Airlines Group, Inc.(a)	68,312
217	Copa Holdings SA, Class A	31,016
2,219	Southwest Airlines Co.	58,693
253	United Continental Holdings, Inc.(a)	11,226
		541,523
Apparel Manufacturers (0.5%)
180	Coach, Inc.	7,328
4,864	Foot Locker, Inc.	234,347
448	NIKE, Inc., Class B	34,456
117	Ralph Lauren Corp.	17,957
1,151	VF Corp.	72,536
		366,624
Auto Components (0.1%)
1,622	Johnson Controls, Inc.	78,440
Auto Manufacturers (0.3%)
12,661	Ford Motor Co.	208,147
155	General Motors Co.	5,360
		213,507
Auto Parts & Equipment (0.4%)
106	Advance Auto Parts, Inc.	13,162
2,106	Gentex Corp.	60,906
276	Lear Corp.	24,302
464	O'Reilly Automotive, Inc.(a)	68,649
1,059	TRW Automotive Holdings Corp.(a)	89,876
		256,895
Automobiles (0.1%)
1,123	Thor Industries, Inc.	67,380
Banking (2.3%)
3,159	BB&T Corp.	119,789
211	Comerica, Inc.	10,122
1,173	East West Bancorp, Inc.	39,272
3,534	Fifth Third Bancorp	73,118
4,921	First Niagara Financial Group, Inc.	42,370
9,295	FNB Corp.	113,771
5,493	JPMorgan Chase & Co.	305,246
1,625	KeyCorp	22,246
79	M&T Bank Corp.	9,588
2,898	PNC Financial Services Group	247,112
710	SVB Financial Group(a)	74,870
511	TCF Financial Corp.	8,120
10,109	TrustCo Bank Corp. NY	65,001
4,580	U.S. Bancorp	193,230
6,200	Wells Fargo & Co.	314,836
		1,638,691
Beverages (0.6%)
94	Brown-Forman Corp., Class B	8,711
1,009	Constellation Brands, Inc., Class A(a)	84,887

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Beverages, continued:
1,853	Molson Coors Brewing Co., Class B	$121,798
92	Monster Beverage Corp.(a)	6,383
983	PepsiCo, Inc.	86,828
2,447	The Coca-Cola Co.	100,107
		408,714
Biotechnology (0.6%)
226	Alexion Pharmaceuticals, Inc.(a)	37,588
1,253	Amgen, Inc.	145,336
151	Biogen Idec, Inc.(a)	48,225
458	BioMarin Pharmaceutical, Inc.(a)	26,546
264	Celgene Corp.(a)	40,400
4,009	Myriad Genetics, Inc.(a)	132,938
		431,033
Broadcasting/Cable (0.4%)
324	CBS Corp., Class B	19,314
4,399	Comcast Corp., Class A	229,627
148	Time Warner Cable, Inc.	20,892
		269,833
Building Materials (0.2%)
1,788	The Valspar Corp.	133,492
Building Products (0.3%)
429	Lennox International, Inc.	36,431
4,433	Owens Corning, Inc.	181,797
		218,228
Business Equipment & Services (0.1%)
918	Paychex, Inc.	37,739
Capital Markets (0.6%)
1,121	Federated Investors, Inc., Class B	31,691
1,714	Invesco Ltd.	62,904
780	Legg Mason, Inc.	38,095
487	LPL Financial Holdings, Inc.	22,840
4,466	New Mountain Finance Corp.	63,507
2,406	Raymond James Financial, Inc.	116,450
1,217	SEI Investments Co.	40,076
		375,563
Chemicals (0.8%)
614	Airgas, Inc.	65,280
621	Cytec Industries, Inc.	61,696
941	Ecolab, Inc.	102,748
743	Lyondellbasell Industries NV	73,981
72	Monsanto Co.	8,773
3,107	Potash Corp. of Saskatchewan, Inc.	112,846
1,118	Praxair, Inc.	147,844
76	Sigma-Aldrich Corp.	7,488
		580,656
Commercial Services & Supplies (0.4%)
218	Cintas Corp.	13,542
436	Corrections Corp. of America	14,183
3,960	Knoll, Inc.	69,458
722	Stericycle, Inc.(a)	82,575
1,418	Total System Services, Inc.	42,909
192	Waste Management, Inc.	8,579
		231,246
Commodity Chemicals (0.4%)
3,315	Westlake Chemical Corp.	268,018
Communications Equipment (0.2%)
1,461	Harris Corp.	112,862
1,734	Juniper Networks, Inc.(a)	42,414
		155,276

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Computer Software & Services (1.5%)
28	Adobe Systems, Inc.(a)	$1,807
5,891	EMC Corp.	156,465
191	FactSet Research Systems, Inc.	20,464
13,721	Microsoft Corp.	561,738
130	Motorola Solutions, Inc.	8,765
4,111	Oracle Corp.	172,744
2,104	VeriSign, Inc.(a)	105,368
		1,027,351
Computers & Peripherals (1.9%)
1,368	Apple, Inc.	865,945
4,001	Cisco Systems, Inc.	98,505
2,957	Diebold, Inc.	110,976
878	Hewlett-Packard Co.	29,413
437	International Business Machines Corp.	80,565
2,848	Lexmark International, Inc., Class A	124,144
		1,309,548
Construction & Engineering (0.2%)
2,568	AECOM Technology Corp.(a)	82,535
2,486	KBR, Inc.	60,385
626	Quanta Services, Inc.(a)	21,253
		164,173
Construction Materials (0.0%)
55	Eagle Materials, Inc.	4,783
Consumer Finance (0.1%)
701	American Express Co.	64,142
Consumer Products (0.6%)
569	Church & Dwight Co., Inc.	39,392
600	Colgate-Palmolive Co.	41,040
166	Snap-on, Inc.	19,467
81	The Clorox Co.	7,259
3,965	The Procter & Gamble Co.	320,332
		427,490
Containers & Packaging (0.2%)
1,247	Ball Corp.	75,269
443	Bemis Co., Inc.	18,345
131	Crown Holdings, Inc.(a)	6,399
410	Greif, Inc., Class A	22,394
25	Rock-Tenn Co.	2,526
		124,933
Data Processing & Outsourced Services (0.0%)
397	CoreLogic, Inc.(a)	11,326
Distribution/Wholesale (0.0%)
580	Fastenal Co.	28,275
98	Genuine Parts Co.	8,460
535	LKQ Corp.(a)	14,841
		51,576
Diversified Consumer Services (0.2%)
2,869	Hillenbrand, Inc.	86,902
2,133	Weight Watchers International, Inc.	44,430
		131,332
Diversified Financial Services (0.7%)
1,701	Berkshire Hathaway, Inc., Class B(a)	218,306
204	CBOE Holdings, Inc.	10,339
1,035	Goldman Sachs Group, Inc.	165,403
769	Leucadia National Corp.	19,725
370	Moody's Corp.	31,650
		445,423
Diversified Manufacturing Operations (1.8%)
1,647	3M Co.	234,780
8,969	Corning, Inc.	191,040

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Diversified Manufacturing Operations, continued:
2,101	Danaher Corp.	$164,781
1,919	Honeywell International, Inc.	178,755
2,059	Johnson & Johnson	208,906
1,638	Packaging Corp. of America	113,284
		1,091,546
Diversified Telecommunication Services (0.0%)
2,641	Windstream Holdings, Inc.	25,274
Education Services (0.0%)
741	DeVry Education Group, Inc.	31,292
Electric Integrated (0.2%)
294	Integrys Energy Group, Inc.	17,049
2,385	Pepco Holdings, Inc.	66,064
595	PPL Corp.	20,879
553	Southern Co.	24,210
		128,202
Electric Utilities (0.7%)
4,362	Ameren Corp.	171,644
173	American Electric Power Co., Inc.	9,230
688	Duke Energy Corp.	48,903
2,316	Edison International	127,704
937	Entergy Corp.	70,669
726	Great Plains Energy, Inc.	18,477
284	Hawaiian Electric Industries, Inc.	6,830
883	ITC Holdings Corp.	32,318
199	Northeast Utilities	9,035
		494,810
Electrical Components & Equipment (0.3%)
151	AMETEK, Inc.	8,015
2,104	Eaton Corp. PLC	155,044
150	Hubbell, Inc., Class B	17,550
46	Rockwell Automation, Inc.	5,570
		186,179
Electronic Components/Instruments (0.6%)
1,658	Agilent Technologies, Inc.	94,407
102	Amphenol Corp., Class A	9,772
1,640	L-3 Communications Holdings, Inc.	198,719
995	Thermo Fisher Scientific, Inc.	116,325
		419,223
Electronic Equipment, Instruments & Components (0.0%)
169	Zebra Technologies Corp.(a)	12,557
Energy Equipment & Services (0.2%)
1,039	Atwood Oceanics, Inc.(a)	51,275
58	Cameron International Corp.(a)	3,709
1,214	FMC Technologies, Inc.(a)	70,484
175	Oceaneering International, Inc.	12,609
		138,077
Entertainment (0.1%)
68	Liberty Media Corp.(a)	8,645
2,970	Regal Entertainment Group, Class A	57,945
		66,590
Financial Services (0.9%)
8,261	Bank of America Corp.	125,071
393	Discover Financial Services	23,238
826	Eaton Vance Corp.	30,686
86	Franklin Resources, Inc.	4,748
2,136	SLM Corp.	18,391
1,397	T. Rowe Price Group, Inc.	113,897
2,644	The NASDAQ OMX Group, Inc.	100,208
738	Visa, Inc., Class A	158,545

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Financial Services, continued:
1,036	Waddell & Reed Financial, Inc., Class A	$62,554
		637,338
Food & Staples Retailing (0.3%)
298	Bunge Ltd.	23,158
2,690	CVS Caremark Corp.	210,680
		233,838
Food Products (1.5%)
506	Cal-Maine Foods, Inc.	35,299
3,312	ConAgra Foods, Inc.	106,978
1,733	Flowers Foods, Inc.	36,133
405	General Mills, Inc.	22,247
600	Hain Celestial Group, Inc.(a)	54,432
95	Hershey Co.	9,247
643	Hillshire Brands Co.	34,259
353	Ingredion, Inc.	26,881
152	Kellogg Co.	10,485
38	Keurig Green Mountain, Inc.	4,286
758	Mead Johnson Nutrition Co.	67,818
2,124	Mondelez International, Inc.	79,905
1,256	Nestle SA ADR	98,690
3,321	Oritani Financial Corp.	50,047
2,804	Pinnacle Foods, Inc.	87,793
5,500	Tyson Foods, Inc., Class A	233,530
116	Whitewave Foods Co., Class A(a)	3,653
		961,683
Food Products & Services (0.9%)
1,319	Campbell Soup Co.	60,542
2,270	Hormel Foods Corp.	111,707
2,526	Sysco Corp.	94,801
6,173	The Kroger Co.	294,699
385	Whole Foods Market, Inc.	14,722
		576,471
Gas (0.2%)
134	Air Products & Chemicals, Inc.	16,076
481	Sempra Energy	48,268
1,480	UGI Corp.	72,032
		136,376
Gas Utilities (0.1%)
897	Atmos Energy Corp.	44,940
Health Care Equipment & Supplies (0.6%)
345	Baxter International, Inc.	25,671
763	CareFusion Corp.(a)	32,756
2,000	Medtronic, Inc.	122,061
864	Qiagen NV(a)	19,837
202	ResMed, Inc.	10,112
1,350	St. Jude Medical, Inc.	87,615
598	The Cooper Cos., Inc.	77,154
106	Zimmer Holdings, Inc.	11,061
		386,267
Health Care Providers & Services (1.6%)
54	AmerisourceBergen Corp.	3,952
2,296	Brookdale Senior Living, Inc.(a)	76,365
217	Cardinal Health, Inc.	15,327
91	Cerner Corp.(a)	4,919
180	CIGNA Corp.	16,160
2,570	Community Health System, Inc.(a)	107,349
505	Express Scripts Holding Co.(a)	36,092
642	HCA Holdings, Inc.(a)	34,020
3,538	Health Net, Inc.(a)	141,449

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Health Care Providers & Services, continued:
62	Humana, Inc.	$7,717
155	Laboratory Corp. of America Holdings(a)	15,900
718	LifePoint Hospitals, Inc.(a)	43,970
399	McKesson Corp.	75,666
1,898	Omnicare, Inc.	120,618
2,073	UnitedHealth Group, Inc.	165,072
88	Universal Health Services, Inc.	7,882
2,272	VCA Antech, Inc.(a)	76,453
1,003	WellPoint, Inc.	108,685
		1,057,596
Hotels, Restaurants & Leisure (1.0%)
1,347	Bally Technologies, Inc.(a)	79,473
2,102	Brinker International, Inc.	104,364
20	Chipotle Mexican Grill, Inc.(a)	10,942
238	Hyatt Hotels Corp.(a)	14,556
2,089	Marriott International, Inc., Class A	128,725
3,482	Penn National Gaming, Inc.(a)	40,600
1,213	Royal Caribbean Cruises Ltd.	67,067
2,555	Six Flags Entertainment Corp.	103,375
767	Wyndham Worldwide Corp.	56,704
167	Wynn Resorts Ltd.	35,900
		641,706
Household Durables (0.6%)
1,187	Jarden Corp.(a)	67,160
1,281	Leggett & Platt, Inc.	43,452
2,775	MDC Holdings, Inc.	79,393
123	NVR, Inc.(a)	136,977
1,475	Toll Brothers, Inc.(a)	53,425
307	Tupperware Brands Corp.	25,702
		406,109
Household Products (0.1%)
1,365	The Scotts Miracle-Gro Co.	81,832
Industrial Conglomerates (0.5%)
8,218	General Electric Co.	220,160
1,024	Siemens AG ADR	136,110
		356,270
Insurance (1.9%)
12,564	Aegon NV NYS	109,432
1,944	American International Group, Inc.	105,112
806	Aspen Insurance Holdings, Ltd.	37,036
1,132	Axis Capital Holdings Ltd.	52,061
372	Cincinnati Financial Corp.	18,235
45	Everest Re Group Ltd.	7,201
1,890	Fidelity National Financial, Inc., Class A	63,013
192	HCC Insurance Holdings, Inc.	9,020
337	Kemper Corp.	11,778
1,091	Loews Corp.	47,055
2,827	Marsh & McLennan Cos., Inc.	142,114
1,433	Principal Financial Group, Inc.	67,021
1,588	Progressive Corp.	39,748
1,133	Prudential Financial, Inc.	93,087
533	StanCorp Financial Group, Inc.	32,033
1,393	The Allstate Corp.	81,156
812	The Chubb Corp.	75,240
639	Torchmark Corp.	51,714
1,156	Travelers Companies, Inc.	108,028
3,293	XL Group PLC	106,891
		1,256,975

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Integrated Oil & Gas (1.6%)
2,767	Chevron Corp.	$339,760
6,018	Exxon Mobil Corp.	604,990
1,541	Royal Dutch Shell PLC ADR	121,123
		1,065,873
Internet (0.6%)
403	eBay, Inc.(a)	20,444
2,227	Facebook, Inc., Class A(a)	140,969
243	Google, Inc., Class A(a)	138,911
243	Google, Inc., Class C(a)	136,318
		436,642
Internet & Catalog Retail (0.2%)
117	Amazon.com, Inc.(a)	36,568
688	Liberty Ventures(a)	45,684
32	Priceline.com, Inc.(a)	40,916
		123,168
Internet Software & Services (0.1%)
362	IAC/InterActiveCorp	23,968
1,811	Yahoo!, Inc.(a)	62,751
		86,719
Investment Banking & Brokerage (0.0%)
629	Lazard Ltd., Class A	31,765
Investment Companies (0.1%)
3,359	Golub Capital BDC, Inc.	57,170
IT Services (0.8%)
31	Alliance Data Systems Corp.(a)	7,938
305	Automatic Data Processing, Inc.	24,302
373	Booz Allen Hamilton Holding Corp.	8,254
2,846	Broadridge Financial Solutions, Inc.	116,743
187	Cognizant Technology Solutions Corp.(a)	9,090
2,782	Computer Sciences Corp.	174,960
154	DST Systems, Inc.	14,037
905	Fidelity National Services, Inc.	49,006
1,592	Fiserv, Inc.(a)	95,695
68	MasterCard, Inc., Class A	5,199
		505,224
Leisure Equipment & Products (0.0%)
214	Mattel, Inc.	8,310
Life Sciences Tools & Services (0.3%)
1,339	Bruker Corp.(a)	28,052
215	Charles River Labs International, Inc.(a)	11,520
1,342	Covance, Inc.(a)	112,539
178	Illumina, Inc.(a)	28,169
		180,280
Lodging (0.1%)
902	Las Vegas Sands Corp.	69,021
Machinery (1.0%)
200	AGCO Corp.	10,792
434	Crane Co.	32,164
642	Flowserve Corp.	47,341
115	Graco, Inc.	8,393
605	Illinois Tool Works, Inc.	52,363
901	Lincoln Electric Holdings, Inc.	59,187
857	Oshkosh Corp.	46,321
60	Roper Industries, Inc.	8,501
1,324	Terex Corp.	50,921
255	Trinity Industries, Inc.	22,065
1,708	United Technologies Corp.	198,503
730	Wabtec Corp.	57,480
		594,031

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Marine (0.0%)
195	Kirby Corp.(a)	$21,557
Media (1.0%)
4,055	AOL, Inc.(a)	147,115
2,171	Cablevision Systems Corp.	38,275
1,519	Cinemark Holdings, Inc.	47,879
1,196	DIRECTV(a)	98,598
43	Discovery Communications, Inc., Class A(a)	3,309
61	Omnicom Group, Inc.	4,340
52	Scripps Networks Interactive	3,976
172	The McGraw-Hill Cos., Inc.	14,064
850	Thomson Reuters Corp.	29,487
1,601	Time Warner, Inc.	111,798
557	Twenty-First Century Fox, Inc.	19,723
115	Viacom, Inc., Class B	9,813
2,008	Walt Disney Co.	168,692
		697,069
Medical Equipment & Supplies (0.5%)
1,780	AMC Networks, Inc.(a)	110,146
126	Becton, Dickinson & Co.	14,830
25	Intuitive Surgical, Inc.(a)	9,244
607	PerkinElmer, Inc.	27,297
847	Sirona Dental Systems, Inc.(a)	63,711
1,026	Stryker Corp.	86,687
		311,915
Metals & Mining (0.2%)
783	Cliffs Natural Resources, Inc.	12,277
111	Compass Minerals International, Inc.	10,322
1,470	Nucor Corp.	74,426
142	Reliance Steel & Aluminum Co.	10,217
		107,242
Multiline Retail (0.0%)
84	Dollar General Corp.(a)	4,518
Multi-Utilities (0.2%)
456	Alliant Energy Corp.	26,585
128	Consolidated Edison, Inc.	7,041
242	Dominion Resources, Inc. VA	16,688
109	DTE Energy Co.	8,297
169	Public Service Enterprise Group, Inc.	6,584
1,371	Wisconsin Energy Corp.	62,408
310	Xcel Energy, Inc.	9,536
		137,139
Office Services & Supplies (0.1%)
690	Avery Dennison Corp.	34,983
Oil & Gas Drilling (0.4%)
613	Helmerich & Payne, Inc.	67,399
5,398	Patterson-UTI Energy, Inc.	178,620
62	Unit Corp.(a)	3,938
		249,957
Oil & Gas Equipment & Services (0.2%)
1,297	Baker Hughes, Inc.	91,465
262	Schlumberger Ltd.	27,258
296	Superior Energy Services, Inc.	9,824
		128,547
Oil & Gas Exploration & Production (1.0%)
3,103	ConocoPhillips	248,054
2,054	EOG Resources, Inc.	217,313
799	Noble Energy, Inc.	57,584
655	Range Resources Corp.	60,882

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Oil & Gas Exploration & Production, continued:
993	Whiting Petroleum Corp.(a)	$71,347
		655,180
Oil & Gas Exploration, Production and Services (0.4%)
773	CVR Energy, Inc.	36,377
128	Dril-Quip, Inc.(a)	13,084
2,352	Murphy Oil Corp.	145,048
87	Oil States International, Inc.(a)	9,359
905	Questar Corp.	21,783
268	Southwestern Energy Co.(a)	12,186
1,180	Ultra Petroleum Corp.(a)	31,884
		269,721
Oil & Gas Refining & Marketing (0.1%)
1,328	HollyFrontier Corp.	65,404
235	Marathon Petroleum Corp.	21,007
		86,411
Oil & Gas Storage and Transportation (0.4%)
2,678	Spectra Energy Corp.	108,673
3,278	The Williams Cos., Inc.	153,935
		262,608
Oil, Gas & Consumable Fuels (0.2%)
502	Cabot Oil & Gas Production	18,192
510	Dresser-Rand Group, Inc.(a)	31,212
322	Hess Corp.	29,399
454	PBF Energy, Inc.	14,487
1,520	QEP Resources, Inc.	48,548
875	RPC, Inc.	19,329
55	SM Energy Co.	4,170
		165,337
Oil-Integrated Companies (0.2%)
1,668	Marathon Oil Corp.	61,149
781	Occidental Petroleum Corp.	77,858
		139,007
Paper & Forest Products (0.3%)
304	International Paper Co.	14,480
1,150	Kimberly-Clark Corp.	129,203
1,457	MeadWestvaco Corp.	59,125
		202,808
Personal Products (0.0%)
59	Nu Skin Enterprises, Inc.	4,357
Pharmaceuticals (1.9%)
986	Abbott Laboratories	39,450
2,269	Abbvie, Inc.	123,275
2,423	Bristol-Myers Squibb Co.	120,520
2,600	Eli Lilly & Co.	155,636
1,584	Gilead Sciences, Inc.(a)	128,637
739	Hospira, Inc.(a)	36,337
149	Mallinckrodt PLC(a)	11,586
5,470	Merck & Co., Inc.	316,493
5,686	Pfizer, Inc.	168,476
2,974	Roche Holding AG ADR	109,711
1,223	Sanofi-Aventis ADR	65,186
		1,275,307
Professional Services (0.2%)
2,163	Nielsen Holdings NV	104,387
1,368	Robert Half International, Inc.	62,367
		166,754
Property & Casualty Insurance (0.2%)
939	Endurance Specialty Holdings Ltd.	48,565
809	Hanover Insurance Group, Inc.	48,580

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Property & Casualty Insurance, continued:
189	W.R. Berkley Corp.	$8,424
		105,569
Railroads (0.2%)
4,389	CSX Corp.	129,037
Real Estate Investment Trusts (1.0%)
1,405	American Capital Ltd.(a)	20,738
2,596	Annaly Capital Management, Inc.	30,607
293	Apartment Investment & Management Co., Class A	9,224
23	AvalonBay Communities, Inc.	3,262
801	CBRE Group, Inc., Class A(a)	23,902
3,654	Chesapeake Lodging Trust	106,587
1,399	Commonwealth REIT	36,808
1,294	Douglas Emmett, Inc.	36,737
59	Equity Residential	3,646
307	Extra Space Storage, Inc.	16,071
6,291	General Growth Properties, Inc.	149,916
140	Home Properties, Inc.	8,705
3,366	Host Hotels & Resorts, Inc.	74,288
227	Jones Lang LaSalle, Inc.	27,533
124	Public Storage, Inc.	21,375
54	Rayonier, Inc.	2,570
125	Realogy Holdings Corp.(a)	4,648
248	Senior Housing Properties Trust	5,947
140	Simon Property Group, Inc.	23,304
3,255	Stag Industrial, Inc.	77,957
64	Ventas, Inc.	4,275
70	Washington Prime Group, Inc.(a)	1,392
286	Weingarten Realty Investors	9,092
74	WP Carey, Inc.	4,709
		703,293
Restaurants (0.4%)
1,375	Cheesecake Factory, Inc.	63,071
1,478	McDonald's Corp.	149,915
477	Starbucks Corp.	34,935
288	Yum! Brands, Inc.	22,265
		270,186
Retail (1.0%)
4,389	American Eagle Outfitters, Inc.	47,094
75	AutoZone, Inc.(a)	39,938
138	Bed Bath & Beyond, Inc.(a)	8,397
937	Best Buy Co., Inc.	25,917
461	Big Lots, Inc.(a)	19,565
2,896	Chico's FAS, Inc.	43,903
265	Costco Wholesale Corp.	30,745
145	Dollar Tree, Inc.(a)	7,689
1,834	Home Depot, Inc.	147,142
346	Nordstrom, Inc.	23,549
2,047	Staples, Inc.	23,029
413	Target Corp.	23,442
366	Walgreen Co.	26,319
1,101	Wal-Mart Stores, Inc.	84,524
1,514	Williams-Sonoma, Inc.	101,317
		652,570
Road & Rail (0.0%)
377	Con-Way, Inc.	17,421
Semiconductors (1.1%)
103	Altera Corp.	3,412
185	Analog Devices, Inc.	9,690
368	Cree, Inc.(a)	17,708

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Semiconductors, continued:
7,049	Intel Corp.	$192,580
1,534	Lam Research Corp.(a)	95,169
442	Maxim Integrated Products, Inc.	15,139
3,125	Microchip Technology, Inc.	148,750
4,432	ON Semiconductor Corp.(a)	38,514
486	Silicon Laboratories, Inc.(a)	21,928
2,726	Teradyne, Inc.	48,523
2,827	Texas Instruments, Inc.	132,812
165	Xilinx, Inc.	7,748
		731,973
Software (0.1%)
76	CA, Inc.	2,180
1,168	Cadence Design Systems, Inc.(a)	19,494
402	Splunk, Inc.(a)	16,828
454	Symantec Corp.	9,983
62	Synopsys, Inc.(a)	2,386
267	VMware, Inc., Class A(a)	25,766
		76,637
Specialty Retail (0.6%)
3,667	GameStop Corp.	138,795
1,807	Gap, Inc. (The)	74,503
1,243	L Brands, Inc.	71,336
600	Lowe's Cos., Inc.	28,248
198	PetSmart, Inc.	11,379
139	Ross Stores, Inc.	9,515
55	The Sherwin-Williams Co.	11,254
689	Tiffany & Co.	68,493
460	TJX Cos., Inc.	25,047
		438,570
Technology (0.0%)
559	Ingram Micro, Inc.(a)	15,523
Technology Hardware, Storage & Peripherals (0.2%)
128	SanDisk Corp.	12,369
2,094	Seagate Technology	112,510
		124,879
Telecommunications (0.7%)
89	AT&T, Inc.	3,157
399	Level 3 Communications, Inc.(a)	17,416
3,135	QUALCOMM, Inc.	252,211
2,546	TW Telecom, Inc.(a)	83,484
1,314	Verizon Communications, Inc.	65,647
		421,915
Textiles, Apparel & Luxury Goods (0.1%)
436	Hanesbrands, Inc.	36,986
179	Michael Kors Holdings Ltd.(a)	16,894
		53,880
Thrifts & Mortgage Finance (0.1%)
467	Ocwen Financial Corp.(a)	16,378
5,400	Peoples United Financial, Inc.	77,598
		93,976
Tobacco & Tobacco Products (0.5%)
4,323	Altria Group, Inc.	179,664
243	Lorillard, Inc.	15,107
1,217	Philip Morris International, Inc.	107,753
497	Reynolds American, Inc.	29,636
		332,160
Trading Companies & Distributors (0.0%)
37	W.W. Grainger, Inc.	9,560
Transportation & Shipping (0.3%)
74	FedEx Corp.	10,668

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Transportation & Shipping, continued:
991	Union Pacific Corp.	$197,476
		208,144
Water (0.1%)
1,098	American Water Works Co., Inc.	53,374
Wireless Telecommunication Services (0.2%)
447	Crown Castle International Corp.	34,298
1,451	T-Mobile US, Inc.(a)	49,813
65	United State Cellular Corp.	2,792
		86,903
Total Common Stocks		32,662,643
Asset Backed Securities (2.3%)
$542,467	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 0.51%, 10/25/34(b)	531,197
1,921	Bayview Financial Acquisition Trust, Series 2005-B, Class 1A6, 5.21%, 4/28/39(b)	1,913
137,565	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(b)	140,619
89,019	Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27(c)	89,019
62,436	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.73%, 9/25/33(b)	38,378
47,631	Residential Funding Mortgage Securities, Series 2004-HI1, Class A5, 5.68%, 4/25/29(b)	50,182
338,482	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A5, 5.08%, 5/25/35(b)	344,256
322,286	Saxon Asset Securities Trust, Series 2003-3, Class AF5, 4.82%, 12/25/33(b)	329,237
Total Asset Backed Securities		1,524,801
Mortgage Backed Securities† (16.5%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.5%)
357,323	Bear Stearns Alternative-A Trust, 2.44%, 4/25/37(b)	264,317
50,156	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 4.82%, 10/25/33(b)	52,284
		316,601
Alt-A - Fixed Rate Mortgage Backed Securities (3.3%)
168,015	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35	150,924
195,224	Bank of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34	203,077
161,287	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37	141,319
62,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A9, 5.00%, 8/25/33	65,088
148,000	Countrywide Alternative Loan Trust, Series 2003-15T2, Class A10, 5.00%, 8/25/33	146,449

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$51,859	Countrywide Alternative Loan Trust, 5.50%, 11/25/35	$43,399
177,020	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	152,145
26,220	Countrywide Alternative Loan Trust, 6.00%, 1/25/37	22,604
56,520	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34	58,783
11,105	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	11,003
180,329	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36(b)	147,303
15,121	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	15,781
128,332	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	138,190
118,328	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	126,382
248,982	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35(b)	255,686
65,572	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(b)	61,739
202,024	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(b)	112,376
25,868	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	25,948
27,448	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	22,967
151,581	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	140,541
66,902	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	55,459
96,610	Washington Mutual Mortgage Pass-Through Certificates, 5.50%, 7/25/35	94,839
		2,192,002
Commercial Mortgage Backed Securities (0.1%)
55,036	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A3, 5.82%, 2/12/51	55,389
Prime Adjustable Rate Mortgage Backed Securities (0.4%)
32,544	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 2.91%, 9/25/34(b)	15,021
27,418	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.07%, 7/25/37(b)	25,734
144,840	Credit Suisse Mortgage Capital Certificates, Series 2009, 5.55%, 5/26/37(b)(c)	150,421

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$72,128	JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37(b)(c)	$74,524
		265,700
Prime Fixed Mortgage Backed Securities (3.2%)
342,651	American Home Mortgage Investment Trust, 5.41%, 9/25/35(b)	269,518
68,679	Bank of America Funding Corp., 6.00%, 7/25/36	61,678
27,405	Bank of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	28,132
4,357	Bank of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	4,395
57,283	Chase Mortgage Finance Corp., 5.50%, 10/25/33	58,347
56,058	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.58%, 5/25/35(b)	55,287
264,958	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34	284,046
16,975	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	17,054
52,429	Countrywide Alternative Loan Trust, Series 2005-J8, Class 1A6, 5.50%, 7/25/35	7,220
105,810	Countrywide Home Loans, 2.56%, 11/25/35(b)	89,105
5,893	Countrywide Home Loans, Series 2003-20, Class 1A14, 5.50%, 7/25/33	5,819
209,512	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	215,005
101,117	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	99,634
100,708	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	85,551
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35	39,261
47,578	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	34,738
20,528	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	20,846
5,743	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27	5,176
54,312	Lehman Mortgage Trust, 5.50%, 1/25/36	50,654
4,144	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	4,402
17,833	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	18,441

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$96,501	Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A7, 5.47%, 9/25/33(b)	$99,753
38,909	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	41,250
203,335	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	202,867
2,356	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	2,351
272,118	Wells Fargo Mortgage Backed Securities Trust, Series 2007-9, Class 1A5, 5.50%, 7/25/37	280,381
45,224	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36	44,068
		2,124,979
U.S. Government Agency Mortgage Backed Securities (9.0%)
402,393	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	377,966
250,000	Fannie Mae, 1.63%, 10/26/15	254,892
246,728	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	235,696
232,072	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	228,062
472,145	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(b)	472,862
141,555	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	144,291
154,978	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	160,851
123,432	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	128,258
471,498	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	477,869
90,804	Fannie Mae, 4.00%, 4/1/25, Pool #AD3828	96,998
9,781	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	9,975
105,070	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	110,136
54,254	Fannie Mae, 4.50%, 4/1/35, Pool #814522	58,773
500,000	Fannie Mae, 5.00%, 2/13/17	557,310
1,481	Fannie Mae, 5.00%, 3/1/18, Pool #681351	1,575
65,645	Fannie Mae, 5.50%, 10/1/35, Pool #838584	73,286
5,681	Fannie Mae, 6.00%, 5/1/35, Pool #357778	6,423
7,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	7,903
46,651	Fannie Mae Grantor Trust, Series 2002-T6, Class A1, 3.31%, 2/25/32	47,737
238,831	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	230,058
19,259	Freddie Mac, 1.87%, 6/1/28, Pool #605508(b)	19,431
778,533	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	791,982

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$119,813	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	$122,695
64,378	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	65,700
308,752	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	315,883
570,082	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	583,864
194,637	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	194,701
37,084	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	39,062
2,330	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	2,476
4,143	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	4,402
4,047	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	4,532
5,238	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	5,855
13,775	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	15,527
76,312	Freddie Mac, 7.50%, 12/15/22	86,667
136,458	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	127,964
2,143	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	2,398
47,947	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	54,238
3,067	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	3,203
13,414	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	14,973
		6,136,474
Total Mortgage Backed Securities		11,091,145
Corporate Bonds (2.5%)
Beverages (0.4%)
250,000	Anheuser-Busch InBev NV, 5.00%, 4/15/20	285,978
Financial Services (0.2%)
194,797	Preferred Term Securities XX, Class B-2, 0.68%, 3/22/38, Callable 7/8/14 @ 100*(b)(c)	120,774
121,963	Preferred Term Securities XXIII, 0.08%, 12/22/36 (d)(e)	1,220
274,137	Regional Diversified Funding, 1.55%, 1/25/36 (b)(e)	25,358
		147,352
IT Services (0.7%)
500,000	IBM Corp., 1.63%, 5/15/20	479,791
Oil-Integrated Companies (0.5%)
325,000	BP Capital Markets PLC, 2.75%, 5/10/23	312,552
Real Estate Investment Trusts (0.3%)
200,000	Arden Realty LP, 5.25%, 3/1/15, Callable 12/1/14 @ 100*	204,612
Security Brokers & Dealers (0.4%)
200,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	221,560

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Security Brokers & Dealers, continued:
$350,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (f)	$70
		221,630
Total Corporate Bonds		1,651,915
Taxable Municipal Bonds (0.8%)
Illinois (0.6%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds, 6.29%, 1/1/21, Callable 1/1/19 @ 100*	164,787
300,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	299,094
		463,881
Missouri (0.2%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	106,428
Total Taxable Municipal Bonds		570,309
U.S. Government Agency Securities (3.9%)
Fannie Mae
285,000	1.01%, 12/10/18, Callable 6/10/14 @ 100*(g)	285,044
500,000	2.00%, 4/17/28, Callable 4/17/28 @ 100*(g)	496,015
		781,059
Fannie Mae Strips
300,000	12.14%, 11/15/16 (d)	294,712
Federal Home Loan Bank
400,000	1.00%, 1/30/19, Callable 7/30/14 @ 100*(g)	400,366
550,000	1.50%, 3/13/23, Callable 6/13/14 @ 100*(g)	550,096
600,000	2.79%, 2/19/21, Callable 2/19/15 @ 100*	606,366
		1,556,828
Total U.S. Government Agency Securities		2,632,599
U.S. Treasury Obligations (15.7%)
U.S. Treasury Bonds
1,771,000	3.00%, 5/15/42	1,678,299
315,000	4.25%, 11/15/40	372,832
		2,051,131
U.S. Treasury Inflation Index Notes
809,000	0.13%, 1/15/23	826,814
U.S. Treasury Notes
1,000,000	0.25%, 2/29/16	999,570
1,310,000	0.38%, 4/30/16	1,310,921
300,000	0.75%, 3/31/18	295,500
1,250,000	0.88%, 5/15/17	1,253,906
1,125,000	2.25%, 11/30/17	1,173,076
500,000	2.75%, 2/28/18	530,469
1,300,000	2.75%, 11/15/23	1,338,594
750,000	4.50%, 2/15/16	804,053
		7,706,089
Total U.S. Treasury Obligations		10,584,034

Shares or Principal Amount	Security Description	Value
Investment Companies (5.5%)
$27,705	iShares MSCI EAFE Index Fund, 1.59%	$1,923,004
41,588	iShares MSCI Emerging Markets Index Fund, 1.72%	1,769,569
Total Investment Companies		3,692,573
Investment in Affiliates (4.2%)
2,820,155	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(h)	2,820,155
Total Investment in Affiliates		2,820,155

Total Investments (Cost $57,395,215) (i) — 99.8%		67,230,174
Other assets in excess of liabilities — 0.2%		105,109
Net Assets — 100.0%		$67,335,283

(a)	Non-income producing security.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2014.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Rate represents the effective yield at purchase.
(e)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2014, illiquid securities were 0.0% of the Fund's net assets.
(f)	Issuer has defaulted on the payment of interest.
(g)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2014.
(h)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2014.
(i)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt
GO	General Obligation
MAC	Municipal Assurance Corp.
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
U.S. Large Cap Equity Fund

Schedule of Portfolio Investments

May 31, 2014
(Unaudited)

Shares	Security Description	Value

Common Stocks (97.1%)
Air Freight & Logistics (1.6%)
5,445	United Parcel Service, Inc., Class B	$565,627
Airlines (1.2%)
11,011	American Airlines Group, Inc.(a)	442,202
Apparel Manufacturers (1.2%)
7,063	VF Corp.	445,110
Auto Components (1.4%)
10,691	Johnson Controls, Inc.	517,017
Auto Manufacturers (1.6%)
35,658	Ford Motor Co.	586,218
Banking (5.8%)
22,610	Fifth Third Bancorp	467,801
9,396	JPMorgan Chase & Co.	522,136
6,465	PNC Financial Services Group	551,271
12,270	U.S. Bancorp	517,671
		2,058,879
Biotechnology (1.4%)
2,794	Amgen, Inc.	324,076
3,021	BioMarin Pharmaceutical, Inc.(a)	175,097
		499,173
Broadcasting/Cable (1.9%)
12,805	Comcast Corp., Class A	668,420
Capital Markets (1.6%)
12,182	Raymond James Financial, Inc.	589,609
Chemicals (3.7%)
4,979	Ecolab, Inc.	543,657
6,025	Praxair, Inc.	796,746
		1,340,403
Commercial Services & Supplies (1.3%)
4,202	Stericycle, Inc.(a)	480,583
Commodity Chemicals (1.5%)
6,648	Westlake Chemical Corp.	537,491
Computer Software & Services (5.4%)
31,498	EMC Corp.	836,587
15,083	Microsoft Corp.	617,498
10,931	Oracle Corp.	459,321
		1,913,406
Computers & Peripherals (2.9%)
1,681	Apple, Inc.	1,064,073
Consumer Products (1.2%)
5,441	The Procter & Gamble Co.	439,578
Diversified Financial Services (2.9%)
3,693	Berkshire Hathaway, Inc., Class B(a)	473,960
3,675	Goldman Sachs Group, Inc.	587,302
		1,061,262
Diversified Manufacturing Operations (3.7%)
11,330	Danaher Corp.	888,611
4,553	Honeywell International, Inc.	424,112
		1,312,723
Electrical Components & Equipment (1.1%)
5,419	Eaton Corp. PLC	399,326
Electronic Components/Instruments (3.4%)
10,801	Agilent Technologies, Inc.	615,009
5,329	Thermo Fisher Scientific, Inc.	623,013
		1,238,022
Energy Equipment & Services (1.3%)
7,870	FMC Technologies, Inc.(a)	456,932
Financial Services (2.8%)
25,053	Bank of America Corp.	379,302
7,920	T. Rowe Price Group, Inc.	645,718
		1,025,020

Shares	Security Description	Value
Common Stocks, continued:
Food & Staples Retailing (1.7%)
7,840	CVS Caremark Corp.	$614,029
Food Products (3.6%)
3,872	Hain Celestial Group, Inc.(a)	351,268
4,919	Mead Johnson Nutrition Co.	440,103
13,842	Mondelez International, Inc.	520,736
		1,312,107
Health Care Equipment & Supplies (1.5%)
8,412	St. Jude Medical, Inc.	545,939
Health Care Providers & Services (1.4%)
2,594	McKesson Corp.	491,926
Household Durables (2.2%)
7,646	Jarden Corp.(a)	432,610
9,495	Toll Brothers, Inc.(a)	343,909
		776,519
Industrial Conglomerates (1.8%)
24,816	General Electric Co.	664,821
Insurance (1.9%)
12,618	American International Group, Inc.	682,255
Integrated Oil & Gas (2.4%)
3,453	Chevron Corp.	423,994
4,335	Exxon Mobil Corp.	435,797
		859,791
Internet (2.4%)
4,326	Facebook, Inc., Class A(a)	273,836
522	Google, Inc., Class A(a)	298,401
522	Google, Inc., Class C(a)	292,832
		865,069
Internet Software & Services (1.1%)
11,802	Yahoo!, Inc.(a)	408,939
Lodging (1.2%)
5,480	Las Vegas Sands Corp.	419,330
Machinery (3.4%)
8,178	Terex Corp.	314,526
4,669	United Technologies Corp.	542,630
4,766	Wabtec Corp.	375,275
		1,232,431
Media (1.4%)
5,898	Walt Disney Co.	495,491
Medical Equipment & Supplies (2.4%)
6,695	AMC Networks, Inc.(a)	414,287
5,489	Stryker Corp.	463,766
		878,053
Oil & Gas Equipment & Services (1.6%)
8,257	Baker Hughes, Inc.	582,284
Oil & Gas Exploration & Production (4.4%)
3,826	EOG Resources, Inc.	404,791
5,091	Noble Energy, Inc.	366,908
4,220	Range Resources Corp.	392,249
6,333	Whiting Petroleum Corp.(a)	455,026
		1,618,974
Pharmaceuticals (2.5%)
4,051	Gilead Sciences, Inc.(a)	328,982
9,943	Merck & Co., Inc.	575,302
		904,284
Real Estate Investment Trusts (1.3%)
20,706	Host Hotels & Resorts, Inc.	456,981
Restaurants (1.1%)
8,813	Cheesecake Factory, Inc.	404,252
Retail (1.1%)
4,940	Home Depot, Inc.	396,336

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
U.S. Large Cap Equity Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Semiconductors (2.1%)
16,459	Texas Instruments, Inc.	$773,244
Specialty Retail (1.2%)
4,443	Tiffany & Co.	441,679
Telecommunications (1.7%)
7,567	QUALCOMM, Inc.	608,765
Transportation & Shipping (1.9%)
3,481	Union Pacific Corp.	693,659
Wireless Telecommunication Services (0.9%)
9,416	T-Mobile US, Inc.(a)	323,251
Total Common Stocks		35,091,483
Investment in Affiliates (3.8%)
1,361,793	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	1,361,793
Total Investment in Affiliates		1,361,793

Total Investments (Cost $29,271,255) (c) — 100.9%		36,453,276
Liabilities in excess of other assets — (0.9)%		(310,387)
Net Assets — 100.0%		$36,142,889

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2014.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Opportunistic Fund

Schedule of Portfolio Investments

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (73.5%)
Aerospace & Defense (1.0%)
711	Precision Castparts Corp.	$179,869
Apparel Manufacturers (2.4%)
6,934	VF Corp.	436,981
Auto Components (3.8%)
12,287	Douglas Dynamics, Inc.	214,654
10,201	Johnson Controls, Inc.	493,320
		707,974
Auto Parts & Equipment (1.5%)
8,900	Allison Transmission Holdings, Inc.	275,633
Banking (3.2%)
17,196	Fifth Third Bancorp	355,785
18,796	FNB Corp.	230,063
		585,848
Banks (2.4%)
5,977	Prosperity Bancshares, Inc.	347,443
8,780	Southern National Bancorp of Virginia, Inc.	91,575
		439,018
Biotechnology (5.6%)
4,649	Amgen, Inc.	539,237
4,636	BioMarin Pharmaceutical, Inc.(a)	268,702
6,974	Kythera Biopharmaceuticals, Inc.(a)	233,420
		1,041,359
Broadcasting/Cable (1.6%)
2,085	Time Warner Cable, Inc.	294,319
Building Products (1.3%)
7,996	Trex Co., Inc.(a)	247,156
Capital Markets (2.6%)
33,620	New Mountain Finance Corp.	478,076
Chemicals (3.2%)
9,019	RPM International, Inc.	388,448
3,865	The Dow Chemical Co.	201,444
		589,892
Commercial Services & Supplies (5.3%)
13,031	Knoll, Inc.	228,564
3,120	Stericycle, Inc.(a)	356,834
8,129	US Ecology, Inc.	401,573
		986,971
Consumer Finance (1.3%)
10,162	Ally Financial, Inc.(a)	239,417
Consumer Products (2.6%)
25,544	Black Diamond, Inc.(a)	275,364
24,941	Callaway Golf Co.	200,027
		475,391
Containers & Packaging (1.1%)
3,334	Ball Corp.	201,240
Diversified Consumer Services (1.0%)
5,911	Hillenbrand, Inc.	179,044
Electronic Components/Instruments (2.2%)
33,155	GSI Group, Inc.(a)	401,839
Electronic Equipment, Instruments & Components (0.9%)
14,014	Mercury Systems, Inc.(a)	164,244
Food Products (2.9%)
6,744	Hillshire Brands Co.	359,320
5,645	Pinnacle Foods, Inc.	176,745
		536,065
Food Products & Services (2.5%)
12,234	Sysco Corp.	459,142

Shares, Contracts or Principal Amount	Security Description	Value
Common Stocks, continued:
Health Care Equipment (1.0%)
5,041	Insulet Corp.(a)	$184,652
Health Care Providers & Services (1.6%)
1,554	McKesson Corp.	294,701
Household Durables (2.5%)
22,369	Installed Building Products, Inc.(a)	303,324
9,896	LGI Homes, Inc.(a)	157,940
		461,264
Industrial Conglomerates (1.1%)
26,845	McDermott International, Inc.(a)	194,895
Machinery (3.3%)
6,256	Greenbrier Companies, Inc.(a)	347,208
6,735	Terex Corp.	259,028
		606,236
Marine (3.6%)
27,656	Diana Shipping, Inc.(a)	301,450
3,294	Kirby Corp.(a)	364,152
		665,602
Metals & Mining (1.0%)
6,416	Constellium NV, Class A(a)	186,962
Oil & Gas Exploration & Production (3.8%)
32,236	Halcon Resources Corp.(a)	201,153
6,854	Whiting Petroleum Corp.(a)	492,460
		693,613
Pharmaceuticals (3.1%)
4,729	Gilead Sciences, Inc.(a)	384,042
3,374	Merck & Co., Inc.	195,220
		579,262
Semiconductors (1.5%)
5,725	Xilinx, Inc.	268,846
Textiles, Apparel & Luxury Goods (1.2%)
11,304	Barry (R.G.) Corp.	213,420
Transportation & Shipping (1.4%)
1,262	Union Pacific Corp.	251,479
Total Common Stocks		13,520,410
Convertible Bonds (11.4%)
$316,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	295,065
519,000	Intel Corp., 2.95%, 12/15/35	620,205
430,000	M/I Homes, Inc., 3.00%, 3/1/18	464,131
755,000	Volcano Corp., 1.75%, 12/1/17	725,744
Total Convertible Bonds		2,105,145
Put Options Purchased(0.6%)
222	iShares Russell2000, Expiring 7/19/14 at $109	37,962
156	iShares Russell2000, Expiring 7/19/14 at $111	35,256
96	SPDR S&P 500 ETF Trust, Expiring 9/20/14 at $190	46,368
Total Put Options Purchased		119,586
Investment Companies (4.9%)
32,703	ProShares Short Russell2000	553,335
5,644	ProShares UltraShort 20+ Year Treasury	342,534
Total Investment Companies		895,869
Investment in Affiliates (9.1%)
1,679,126	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	1,679,126
Total Investment in Affiliates		1,679,126

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Opportunistic Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value
Investment in Affiliates, continued:

Total Investments (Cost $17,470,960) (c) — 99.5%		$18,320,136
Other assets in excess of liabilities — 0.5%		95,114
Net Assets — 100.0%		$18,415,250

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2014.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.

ETF	Exchange Traded Fund

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
World Energy Fund

Schedule of Portfolio Investments

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (77.6%)
Airlines (1.2%)
8,087	American Airlines Group, Inc.(a)	$324,774
Chemicals (1.1%)
6,108	The Dow Chemical Co.	318,349
Coal & Consumable Fuels (0.7%)
11,602	Peabody Energy Corp.	187,488
Commodity Chemicals (0.8%)
2,617	Westlake Chemical Corp.	211,584
Computer & Electronics Retail (0.2%)
856	Rex American Resources Corp.(a)	59,501
Construction & Engineering (2.2%)
2,891	Chicago Bridge & Iron Co. NV	235,327
7,617	Primoris Services Corp.	220,664
4,868	Quanta Services, Inc.(a)	165,269
		621,260
Construction Materials (1.1%)
3,433	Eagle Materials, Inc.	298,568
Diversified Metals & Mining (2.3%)
8,689	Hi-Crush Partners LP	435,058
4,193	U.S. Silica Holdings, Inc.	212,040
		647,098
Electric Integrated (0.5%)
2,656	Northwestern Corp.	127,488
Electric Utilities (3.0%)
6,751	ALLETE, Inc.	335,322
3,588	Cleco Corp.	186,684
389	Duke Energy Corp.	27,650
5,127	Electricite de France ADR	35,120
5,184	Enel SpA ADR	29,082
2,406	MGE Energy, Inc.	90,321
2,230	UNS Energy Corp.	135,071
		839,250
Electrical Components & Equipment (1.1%)
4,221	Eaton Corp. PLC	311,045
Energy Equipment & Services (0.9%)
4,270	FMC Technologies, Inc.(a)	247,916
Gas (0.7%)
1,973	Sempra Energy	197,991
Gas Utilities (3.2%)
151	AGL Resources, Inc.	8,060
738	Chesapeake Utilities Corp.	48,273
12,095	Hong Kong & China Gas Co. Ltd. ADR	28,786
3,415	Northwest Natural Gas Co.	154,597
8,589	Piedmont Natural Gas Co.	307,401
2,314	South Jersey Industries, Inc.	133,101
4,528	The Laclede Group, Inc.	211,367
798	Tokyo Gas Co. Ltd. ADR(a)	18,178
		909,763
Heavy Electrical Equipment (0.8%)
12,410	Vestas Wind Systems A/S ADR(a)	220,774
Independent Power Producers & Energy Traders (1.4%)
5,511	AES Corp.	77,705
4,944	Empresa Nacional de Electricid ADR	217,981
2,476	NRG Energy, Inc.	88,245
		383,931
Industrial Conglomerates (2.0%)
9,082	General Electric Co.	243,307
2,308	Siemens AG ADR	306,779
		550,086

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Integrated Oil & Gas (9.0%)
215	Chevron Corp.	$26,400
4,827	Eni SpA ADR	245,357
3,025	Exxon Mobil Corp.	304,103
8,930	Imperial Oil Ltd.	439,624
3,194	Royal Dutch Shell PLC ADR	251,048
5,586	Royal Dutch Shell PLC ADR	457,159
5,983	Sasol Ltd. ADR	336,783
5,921	Total SA ADR	411,213
		2,471,687
Multi-Utilities (4.6%)
2,536	Alliant Energy Corp.	147,849
4,463	Dominion Resources, Inc. VA	307,768
2,942	GDF Suez SA ADR	82,435
7,086	National Grid PLC ADR	529,537
4,613	Wisconsin Energy Corp.	209,984
		1,277,573
Oil & Gas (0.9%)
11,726	WPX Energy, Inc.(a)	248,357
Oil & Gas Drilling (3.5%)
200	Ensco PLC ADR	10,532
13,754	Nabors Industries Ltd.	360,767
12,563	Ocean Rig UDW, Inc.	228,521
11,258	Patterson-UTI Energy, Inc.	372,527
403	Seadrill Ltd.	15,314
311	Transocean Ltd.	13,214
		1,000,875
Oil & Gas Equipment & Services (6.2%)
4,124	Baker Hughes, Inc.	290,824
2,543	Era Group, Inc.(a)	74,306
4,481	Halliburton Co.	289,652
7,134	Helix Energy Solutions Group, Inc.(a)	166,793
3,824	National Oilwell Varco, Inc.	313,072
3,565	Schlumberger Ltd.	370,903
6,263	Tenaris SA ADR	280,896
		1,786,446
Oil & Gas Exploration & Production (7.9%)
2,847	Anardarko Petroleum Corp.	292,842
96	CNOOC Ltd. ADR	16,437
2,127	Concho Resources, Inc.(a)	280,339
261	ConocoPhillips	20,864
3,300	EOG Resources, Inc.	349,140
2,476	Gulfport Energy Corp.(a)	152,348
9,218	Laredo Petroleum Holdings, Inc.(a)	255,062
3,530	Noble Energy, Inc.	254,407
2,479	Range Resources Corp.	230,423
5,565	Whiting Petroleum Corp.(a)	399,845
		2,251,707
Oil & Gas Exploration, Production and Services (0.8%)
2,521	Apache Corp.	235,008
Oil & Gas Refining & Marketing (2.9%)
4,759	HollyFrontier Corp.	234,381
860	Marathon Petroleum Corp.	76,875
4,855	Phillips 66	411,655
1,555	Valero Energy Corp.	87,158
		810,069
Oil & Gas Storage and Transportation (12.2%)
3,723	Access Midstream Partners LP	234,512
9,653	Enbridge, Inc.	458,421
3,263	Enterprise Products Partners LP(a)	244,138
4,614	Kinder Morgan Management LLC(a)	332,531

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
World Energy Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Oil & Gas Storage and Transportation, continued:
1,938	Kinder Morgan, Inc.	$64,710
2,141	Magellan Midstream Partners LP(a)	175,305
3,113	MarkWest Energy Partners LP(a)	192,850
3,634	Plains All American Pipeline LP(a)	205,212
4,440	Rose Rock Midstream LP(a)	192,829
14,122	Spectra Energy Corp.	573,070
2,588	Sunoco Logistics Partners LP	238,096
1,069	Teekay Corp.	61,842
10,776	Ultrapar Participacoes SA ADR	260,133
4,663	Williams Partners LP	247,652
		3,481,301
Oil, Gas & Consumable Fuels (4.3%)
5,283	Dresser-Rand Group, Inc.(a)	323,320
3,596	Genesis Energy, LP	204,972
4,245	PDC Energy, Inc.(a)	272,487
1,680	Pembina Pipeline Corp.	67,486
22,960	Synergy Resources Corp.(a)	269,550
1,968	Transcanada Corp.	91,807
		1,229,622
Railroads (1.0%)
9,135	CSX Corp.	268,569
Road & Rail (1.1%)
5,248	Canadian National Railway Co.	317,924
Total Common Stocks		21,836,004
Corporate Bonds (16.8%)
Energy Equipment & Services (3.3%)
$250,000	Ensco PLC, 4.70%, 3/15/21	273,207
200,000	FMC Technologies, Inc., 2.00%, 10/1/17	202,723
150,000	National Oilwell Varco, Inc., 2.60%, 12/1/22, Callable 9/1/22 @ 100*	144,905
300,000	Transocean, Inc., 5.05%, 12/15/16	326,989
		947,824
Multi-Utilities (1.5%)
100,000	Dominion Resources, Inc., Series A, 1.40%, 9/15/17	100,071
300,000	The Southern Co., 2.45%, 9/1/18	308,206
		408,277
Oil & Gas Exploration & Production (0.8%)
200,000	Anardarko Petroleum Corp., 6.38%, 9/15/17	230,969
Oil & Gas Exploration, Production and Services (4.5%)
300,000	Apache Corp., 1.75%, 4/15/17	306,270
350,000	Baker Hughes, Inc., 3.20%, 8/15/21, Callable 5/15/21 @ 100*	361,978
300,000	Progress Energy, Inc., 5.63%, 1/15/16	323,576
300,000	Schlumberger Investment SA, 3.65%, 12/1/23, Callable 9/1/23 @ 100*	312,293
		1,304,117
Oil, Gas & Consumable Fuels (1.2%)
200,000	Continental Resources, Inc., 5.00%, 9/15/22	216,750
100,000	Suncor Energy, Inc., 6.10%, 6/1/18	116,502
		333,252
Oil-Integrated Companies (5.5%)
225,000	BP Capital Markets PLC, 2.75%, 5/10/23	216,382
300,000	Chevron Corp., 1.10%, 12/5/17, Callable 11/5/17 @ 100*	299,039

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Oil-Integrated Companies, continued:
$400,000	ConocoPhillips Co., 1.05%, 12/15/17, Callable 11/15/17 @ 100*	$397,826
100,000	Shell International Finance BV, 1.13%, 8/21/17	100,086
400,000	Statoil ASA, 1.95%, 11/8/18	404,463
100,000	Total Capital International SA, 1.00%, 8/12/16	100,720
		1,518,516
Total Corporate Bonds		4,742,955
Investment Companies (1.7%)
18,940	U.S. Natural Gas Fund LP	477,288
Total Investment Companies		477,288
Investment in Affiliates (4.8%)
1,348,467	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	1,348,467
Total Investment in Affiliates		1,348,467

Total Investments (Cost $27,077,210) (c) — 100.9%		28,404,714
Liabilities in excess of other assets — (0.9)%		(252,780)
Net Assets — 100.0%		$28,151,934

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
World Energy Fund

Schedule of Portfolio Investments, Continued

May 31, 2014
(Unaudited)

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2014.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt

The World Energy Fund invested in securities with exposure to the following countries as of May 31, 2014:
% of Net Assets
United States	70.3%
Canada	5.3%
United Kingdom	4.5%
Netherlands	2.9%
France	2.3%
Luxembourg	2.1%
Bermuda	1.6%
Norway	1.4%
Curaçao	1.3%
South Africa	1.2%
Cayman Islands	1.2%
Ireland	1.1%
Germany	1.1%
Italy	1.0%
Brazil	0.9%
Cyprus	0.8%
Denmark	0.8%
Chile	0.8%
Hong Kong	0.1%
Japan	0.1%
China	0.1%
Switzerland	0.0%
Other Net Assets	(0.9)%
Total	100.0%

See notes to schedules of portfolio investments.

Notes to Schedule of Portfolio Investments
May 31, 2014
(Unaudited)

1.    Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. As of May 31, 2014, the Trust offered shares of U.S. Treasury Fund, Cash Management Fund, Tax-Free Money Market Fund (each referred to as a “Money Market Fund” and collectively, the “Money Market Funds”), Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund (each referred to as a “Fund” and collectively, “the Funds”).  Each Fund is registered as a diversified portfolio of the Trust with the exception of the Opportunistic Fund and the World Energy Fund, which are non-diversified. The Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares and A Shares. The World Energy Fund is also authorized to issue an unlimited number of C class shares. The Money Market Funds are authorized to issue an unlimited number of shares in five classes of shares: Administrative Shares, Institutional Shares, Select Shares, Service Shares and Premier Shares. As of May 31, 2014, the Service Shares of Cash Management Fund and Tax-Free Money Market Fund, the Select Shares of U.S. Treasury Fund and Cash Management Fund, and the Premier Shares of U.S. Treasury Fund were not offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.    Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of Schedules of Portfolio Investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical assets

•  Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.

Notes to Schedule of Portfolio Investments
May 31, 2014
(Unaudited)

The following is a summary categorization, as of May 31, 2014, of each Fund’s investments based on the inputs used in determining the value of such investments:

Fund	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
U.S. Treasury Fund
U.S. Treasury Obligations	$—	$330,021,624	$—	$330,021,624
Repurchase Agreements	—	710,500,000	—	710,500,000
Total Investments	—	1,040,521,624	—	1,040,521,624
Cash Management Fund
Certificates of Deposit	—	105,000,591	—	105,000,591
Commercial Paper1	—	345,383,557	—	345,383,557
U.S. Government Agency Securities	—	191,958,875	—	191,958,875
U.S. Treasury Obligations	—	49,999,238	—	49,999,238
Repurchase Agreements	—	383,000,000	—	383,000,000
Time Deposit	—	17,158,016	—	17,158,016
Total Investments	—	1,092,500,277	—	1,092,500,277
Tax-Free Money Market Fund
Municipal Bonds2	—	211,668,289	—	211,668,289
Municipal Commercial Paper2	—	31,400,000	—	31,400,000
Investment Companies	5,288,048	—	—	5,288,048
Total Investments	5,288,048	243,068,289	—	248,356,337
Intermediate Tax-Free Bond Fund
Municipal Bonds2	—	35,480,073	—	35,480,073
Investment in Affiliates	912,415	—	—	912,415
Total Investments	912,415	35,480,073	—	36,392,488
Short-Term Income Fund
Asset Backed Securities	—	10,574,648	—	10,574,648
Mortgage Backed Securities3	—	40,544,364	—	40,544,364
Corporate Bonds1	—	12,258,341	—	12,258,341
Municipal Bonds2	—	3,086,127	—	3,086,127
U.S. Government Agency Securities	—	7,176,038	—	7,176,038
U.S. Treasury Obligations	—	76,399,804	—	76,399,804
Investment in Affiliates	6,048,834	—	—	6,048,834
Total Investments	6,048,834	150,039,322	—	156,088,156
Intermediate Bond Fund
Asset Backed Securities	—	2,104,776	—	2,104,776
Mortgage Backed Securities3	—	8,844,129	—	8,844,129
Corporate Bonds1	—	4,971,345	—	4,971,345
Taxable Municipal Bonds2	—	826,463	—	826,463
U.S. Government Agency Securities	—	3,538,032	—	3,538,032
U.S. Treasury Obligations	—	18,936,745	—	18,936,745
Investment in Affiliates	2,162,119	—	—	2,162,119
Total Investments	2,162,119	39,221,490	—	41,383,609
Bond Fund
Asset Backed Securities	—	975,094	—	975,094
Mortgage Backed Securities3	—	20,070,853	—	20,070,853
Corporate Bonds1	—	5,447,669	—	5,447,669
Taxable Municipal Bonds2	—	452,489	—	452,489
U.S. Government Agency Securities	—	7,295,588	—	7,295,588
U.S. Treasury Obligations	—	30,171,512	—	30,171,512
Investment in Affiliates	3,473,105	—	—	3,473,105
Total Investments	3,473,105	64,413,205	—	67,886,310
Balanced Fund
Common Stocks:
Pharmaceuticals	1,165,596	109,711	—	1,275,307
All Other Common Stocks1	31,387,336	—	—	31,387,336
Asset Backed Securities	—	1,524,801	—	1,524,801
Mortgage Backed Securities3	—	11,091,145	—	11,091,145
Corporate Bonds1	—	1,651,915	—	1,651,915
Taxable Municipal Bonds2	—	570,309	—	570,309
U.S. Government Agency Securities	—	2,632,599	—	2,632,599
U.S. Treasury Obligations	—	10,584,034	—	10,584,034
Investment Companies	3,692,573	—	—	3,692,573
Investment in Affiliates	2,820,155	—	—	2,820,155
Total Investments	39,065,660	28,164,514	—	67,230,174
U.S. Large Cap Equity Fund
Common Stocks1	35,091,483	—	—	35,091,483
Investment in Affiliates	1,361,793	—	—	1,361,793
Total Investments	36,453,276	—	—	36,453,276
Opportunistic Fund
Common Stocks1	13,520,410	—	—	13,520,410
Convertible Bonds	—	2,105,145	—	2,105,145
Put Options Purchased	119,586	—	—	119,586
Investment Companies	895,869	—	—	895,869
Investment in Affiliates	1,679,126	—	—	1,679,126
Total Investments	16,214,991	2,105,145	—	18,320,136
World Energy Fund
Common Stocks1	21,836,004	—	—	21,836,004
Corporate Bonds1	—	4,742,955	—	4,742,955
Investment Companies	477,288	—	—	477,288
Investment in Affiliates	1,348,467	—	—	1,348,467
Total Investments	23,661,759	4,742,955	—	28,404,714

1	Please see the Schedule of Portfolio Investments for Industry classification.
2	Please see the Schedule of Portfolio Investments for State classification.
3	Please see the Schedule of Portfolio Investments for Mortgage Backed Securities classification.

Notes to Schedule of Portfolio Investments
May 31, 2014
(Unaudited)

The Funds determine transfers between fair value hierarchy levels based on valuations at the reporting period end. There were no significant transfers between Levels 1 and 2 as of May 31, 2014, based on levels assigned to securities on August 31, 2013.

Securities Valuation:

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization or accretion to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities are valued in the Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund (the “Variable Net Asset Value Funds”).

Equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded.  Equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed-income securities purchased with 60 days or fewer to maturity and of sufficient credit quality are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded options are valued at the closing price from the exchange, and are typically categorized as Level 1 in the fair value hierarchy.

Purchased Options:

Each of the Funds, except U.S. Treasury Fund, may purchase options to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. An option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Options purchased by the Fund will be valued at the last sale price, or in the absence of such a price, at the latest available bid price. The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.

Purchasing options is a specialized investment technique that entails the possibility of a complete loss of the amounts paid as premiums to writers of options. Each of the Funds will purchase options and index options only when its total investment in such options immediately after such purchase will not exceed 5% of its total assets.

The Opportunistic Fund engaged in limited option activity during the period ended May 31, 2014, representing less than 1% of Opportunistic Fund’s average monthly fair value of purchased options as a percentage of net assets to hedge against the Fund’s stock positions.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Notes to Schedule of Portfolio Investments
May 31, 2014
(Unaudited)

Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At May 31, 2014, Cash Management Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund and Balanced Fund held restricted securities comprising 17.7%, 4.4%, 6.6%, 3.2% and 0.7% of net assets, respectively. The restricted securities held as of May 31, 2014 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Amortized Cost
Cash Management Fund:
3M Co., 0.06%, 6/16/14	05/29/14	$12,999,675	$13,000,000	$12,999,675
Australia & New Zealand Banking Group, 0.14%, 7/11/14	04/17/14	29,995,333	30,000,000	29,995,333
Coca-Cola Co., 0.19%, 9/5/14	02/14/14	14,992,400	15,000,000	14,992,400
Coca-Cola Co., 0.17%, 9/10/14	03/03/14	14,992,846	15,000,000	14,992,846
National Australia Funding, 0.16%, 11/20/14	05/16/14	29,977,067	30,000,000	29,977,067
Nestle Capital Corp., 0.17%, 9/11/14	01/14/14	29,985,550	30,000,000	29,985,550
Nordea Bank AB, 0.22%, 6/3/14	12/09/13	29,999,642	30,000,000	29,999,643
Total Capital Canada, Ltd., 0.11%, 6/26/14	04/15/14	29,997,708	30,000,000	29,997,708

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Short-Term Income Fund:
Alesco Preferred Funding Ltd., Series 8A, Class C2, 1.58%, 12/23/35	07/24/07	$1,050,849	$1,155,145	$ 534,254
Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27	12/14/12	861,902	842,439	842,440
Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 6A1, 6.00%, 2/25/37	12/14/09	162,437	165,752	168,883
Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 2.13%, 6/26/37	03/30/10	720,980	728,018	731,275
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.61%, 7/27/36	06/19/12	477,874	545,702	539,369
GS Mortgage Securities Corp., Series 2009-3R, Class 2A1, 3.12%, 7/25/35	06/21/12	276,759	301,714	306,943
JPMorgan Re-REMIC, Series 2009-7, Class 8A1, 2.83%, 1/27/47	10/01/09	86,335	89,931	90,895
JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37	09/02/09	164,830	171,697	180,389
JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37	08/31/11	277,358	272,182	281,222
JPMorgan Re-REMIC, Series 2009-5, Class 2A1, 1.85%, 1/26/37	09/01/10	149,520	153,468	153,025
JPMorgan Re-REMIC, Series 2009-7, Class 2A1, 6.00%, 2/27/37	12/14/10	927,955	921,387	946,305
MetLife Global Funding I, 1.70%, 6/29/15	06/26/12	999,210	1,000,000	1,012,911
Nations Equipment Finance Funding LLC, Series 2013-1A, Class A, 1.70%, 11/20/16	06/13/13	556,636	556,636	557,026
Preferred Term Securities IX, 2.04%, 4/3/33, Callable 7/8/14 @ 100	03/17/03	500,000	500,000	330,000
Preferred Term Securities V, 2.34%, 4/3/32, Callable 7/8/14 @ 100	09/14/06	305,742	330,935	87,698
Preferred Term Securities XXIII, 0.08%, 12/22/36	05/03/10	398,411	406,542	4,065
RAAC, Series 2006-RP1, Class A3, 0.45%, 10/25/45	06/19/12	70,121	73,329	72,390

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Intermediate Bond Fund:
Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37	08/04/08	$176,402	$ 925,374	$ 37,015
Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.38%, 12/23/37	11/27/07	542,650	703,011	28,120
Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27	12/14/12	125,088	121,389	121,389
JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23	08/27/10	500,000	500,000	525,516
Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40	06/02/06	70,140	70,140	62,956
Preferred Term Securities IX, 2.04%, 4/3/33, Callable 7/8/14 @ 100	03/18/03	500,000	500,000	330,000
Preferred Term Securities XI, Class B-1, 1.83%, 9/24/33, Callable 7/14/14 @ 100	09/12/03	500,000	500,000	305,000
Preferred Term Securities XX, Class B-2, 0.68%, 3/22/38, Callable 7/8/14 @ 100	12/21/07	888,773	973,987	603,872
Preferred Term Securities XXIII, 0.08%, 12/22/36	05/03/10	398,411	406,542	4,065
Preferred Term Securities XXVI, Series B-2, 0.79%, 9/22/37, Callable 7/14/14 @ 100	11/08/07	962,363	1,218,491	731,094

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Bond Fund:
Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37	08/04/08	$176,402	$ 925,375	$ 37,015
Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.38%, 12/23/37	11/27/07	417,423	540,777	21,631
Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27	12/14/12	132,160	128,251	128,251
JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23	08/27/10	750,000	750,000	788,273
JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37	09/02/09	68,311	70,949	74,541
Preferred Term Securities IX, Series 144, 2.04%, 4/3/33, Callable 7/14/14 @ 100	03/18/03	999,999	1,000,000	660,000
Preferred Term Securities XI, Class B-1, 1.83%, 9/24/33, Callable 7/14/14 @ 100	09/12/03	500,000	500,000	305,000
Preferred Term Securities XXIII, 0.08%, 12/22/36	05/03/10	199,206	203,271	2,033
Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31	11/17/09	130,460	155,189	151,334

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Balanced Fund:
Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27	12/14/12	$ 91,731	$ 89,019	$ 89,019
Credit Suisse Mortgage Capital Certificates, Series 2009, 5.55%, 5/26/37	04/26/10	144,840	144,841	150,421
JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37	04/28/10	71,455	72,128	74,524
Preferred Term Securities XX, Class B-2, 0.68%, 3/22/38, Callable 7/8/14 @ 100	12/21/07	177,755	194,797	120,774
Preferred Term Securities XXIII, 0.08%, 12/22/36	05/03/10	119,523	121,963	1,220
Regional Diversified Funding, 1.55%, 1/25/36	01/09/07	265,536	274,138	25,358

Notes to Schedule of Portfolio Investments
May 31, 2014
(Unaudited)

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers that Cavanal Hill Investment Management, Inc. deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

3.    Credit Risk and Other Risk Considerations:

The Tax-Free Money Market Fund and Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.

The Short-Term Income Fund, Intermediate Bond Fund, Bond Fund and Balanced Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

The World Energy Fund’s concentration in securities in energy-related industries may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy.  Energy-related securities can be significantly affected by events relating to political developments, energy conservation, commodity prices, and tax and government regulations.

4.    Federal Income Taxes:

At May 31, 2014, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

				Net Tax
		Tax	Tax	Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation /
Portfolio	Securities	Appreciation	(Depreciation)	(Depreciation)
Intermediate Tax-Free Bond Fund	$33,977,096	$2,429,316	$(13,924)	$2,415,392
Short-Term Income Fund	159,735,161	1,302,826	(4,949,831)	(3,647,005)
Intermediate Bond Fund	43,767,745	1,014,726	(3,398,862)	(2,384,136)
Bond Fund	69,981,971	1,239,606	(3,335,267)	(2,095,661)
Balanced Fund	57,431,731	11,173,340	(1,374,897)	9,798,443
U.S. Large Cap Equity Fund	29,298,668	7,253,159	(98,551)	7,154,608
Opportunistic Fund	17,614,281	1,166,499	(460,644)	705,855
World Energy Fund	27,082,360	1,384,335	(61,981)	1,322,354

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*		/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	July 28, 2014

By (Signature and Title)*		/s/ James L. Huntzinger
James L. Huntzinger, President

Date	July 28, 2014